UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

INVESTOR SHARES | DSEFX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$110	1.04%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 10.88% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Annual Shareholder Report

July 31, 2025

DSEFX07312025

Domini Impact Equity Fund℠

Investor shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Investor shares	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,381	$9,397
9/30/2015	$9,072	$9,165
10/31/2015	$9,653	$9,938
11/30/2015	$9,655	$9,968
12/31/2015	$9,281	$9,811
1/31/2016	$8,680	$9,324
2/29/2016	$8,804	$9,312
3/31/2016	$9,410	$9,943
4/30/2016	$9,356	$9,982
5/31/2016	$9,448	$10,162
6/30/2016	$9,231	$10,188
7/31/2016	$9,758	$10,564
8/31/2016	$9,821	$10,579
9/30/2016	$9,931	$10,581
10/31/2016	$9,719	$10,389
11/30/2016	$10,192	$10,773
12/31/2016	$10,324	$10,986
1/31/2017	$10,540	$11,195
2/28/2017	$10,895	$11,639
3/31/2017	$10,852	$11,653
4/30/2017	$10,960	$11,773
5/31/2017	$10,968	$11,939
6/30/2017	$10,881	$12,013
7/31/2017	$11,131	$12,261
8/31/2017	$11,157	$12,299
9/30/2017	$11,369	$12,552
10/31/2017	$11,611	$12,845
11/30/2017	$11,880	$13,239
12/31/2017	$11,916	$13,386
1/31/2018	$12,533	$14,153
2/28/2018	$12,043	$13,631
3/31/2018	$11,832	$13,285
4/30/2018	$11,766	$13,335
5/31/2018	$11,893	$13,656
6/30/2018	$11,808	$13,741
7/31/2018	$12,280	$14,252
8/31/2018	$12,600	$14,717
9/30/2018	$12,576	$14,801
10/31/2018	$11,582	$13,788
11/30/2018	$11,857	$14,070
12/31/2018	$10,834	$12,799
1/31/2019	$11,644	$13,824
2/28/2019	$12,071	$14,268
3/31/2019	$12,309	$14,545
4/30/2019	$12,785	$15,134
5/31/2019	$11,984	$14,173
6/30/2019	$12,840	$15,172
7/31/2019	$13,055	$15,391
8/31/2019	$12,851	$15,147
9/30/2019	$13,056	$15,431
10/31/2019	$13,393	$15,766
11/30/2019	$13,864	$16,338
12/31/2019	$14,265	$16,831
1/31/2020	$14,472	$16,825
2/29/2020	$13,471	$15,440
3/31/2020	$12,060	$13,533
4/30/2020	$13,589	$15,268
5/31/2020	$14,334	$15,995
6/30/2020	$14,881	$16,313
7/31/2020	$15,924	$17,233
8/31/2020	$17,211	$18,472
9/30/2020	$16,602	$17,770
10/31/2020	$16,136	$17,298
11/30/2020	$17,860	$19,192
12/31/2020	$18,632	$19,929
1/31/2021	$18,669	$19,727
2/28/2021	$18,681	$20,272
3/31/2021	$19,000	$21,160
4/30/2021	$19,909	$22,290
5/31/2021	$19,799	$22,446
6/30/2021	$20,692	$22,969
7/31/2021	$21,247	$23,515
8/31/2021	$21,894	$24,230
9/30/2021	$20,716	$23,103
10/31/2021	$22,382	$24,723
11/30/2021	$22,132	$24,552
12/31/2021	$22,601	$25,652
1/31/2022	$20,837	$24,326
2/28/2022	$20,171	$23,599
3/31/2022	$20,836	$24,474
4/30/2022	$18,470	$22,340
5/31/2022	$18,308	$22,380
6/30/2022	$16,918	$20,534
7/31/2022	$18,560	$22,427
8/31/2022	$17,668	$21,512
9/30/2022	$16,042	$19,531
10/31/2022	$16,986	$21,113
11/30/2022	$17,975	$22,293
12/31/2022	$16,794	$21,009
1/31/2023	$18,069	$22,328
2/28/2023	$17,694	$21,784
3/31/2023	$18,537	$22,583
4/30/2023	$18,590	$22,935
5/31/2023	$18,926	$23,034
6/30/2023	$19,994	$24,556
7/31/2023	$20,528	$25,345
8/31/2023	$20,185	$24,942
9/30/2023	$19,066	$23,753
10/31/2023	$18,605	$23,253
11/30/2023	$20,557	$25,377
12/31/2023	$21,565	$26,530
1/31/2024	$21,944	$26,975
2/29/2024	$22,901	$28,416
3/31/2024	$23,443	$29,330
4/30/2024	$22,439	$28,132
5/31/2024	$23,603	$29,527
6/30/2024	$24,516	$30,587
7/31/2024	$24,696	$30,959
8/31/2024	$25,188	$31,711
9/30/2024	$25,705	$32,390
10/31/2024	$25,272	$32,095
11/30/2024	$26,671	$33,979
12/31/2024	$26,282	$33,170
1/31/2025	$26,891	$34,093
2/28/2025	$26,310	$33,649
3/31/2025	$24,584	$31,753
4/30/2025	$24,465	$31,538
5/31/2025	$25,947	$33,523
6/30/2025	$27,040	$35,228
7/31/2025	$27,383	$36,019

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Investor shares	10.88%	11.45%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Investor shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

INSTITUTIONAL SHARES | DIEQX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$78	0.74%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 11.24% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Annual Shareholder Report

July 31, 2025

DIEQX07312025

Domini Impact Equity Fund℠

Institutional shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2025)

	Institutional shares	S&P 500 Index
7/31/2015	$500,000	$500,000
8/31/2015	$469,171	$469,850
9/30/2015	$453,943	$458,245
10/31/2015	$482,942	$496,921
11/30/2015	$483,329	$498,411
12/31/2015	$464,694	$490,536
1/31/2016	$434,637	$466,206
2/29/2016	$441,125	$465,600
3/31/2016	$471,610	$497,167
4/30/2016	$468,989	$499,106
5/31/2016	$473,576	$508,090
6/30/2016	$463,091	$509,411
7/31/2016	$489,522	$528,209
8/31/2016	$493,017	$528,948
9/30/2016	$498,653	$529,054
10/31/2016	$488,141	$519,425
11/30/2016	$512,012	$538,644
12/31/2016	$518,860	$549,309
1/31/2017	$529,860	$559,746
2/28/2017	$547,736	$581,968
3/31/2017	$545,903	$582,666
4/30/2017	$551,403	$588,668
5/31/2017	$551,862	$596,968
6/30/2017	$547,736	$600,669
7/31/2017	$560,570	$613,043
8/31/2017	$561,945	$614,943
9/30/2017	$572,717	$627,611
10/31/2017	$585,322	$642,234
11/30/2017	$599,072	$661,951
12/31/2017	$600,820	$669,299
1/31/2018	$632,187	$707,649
2/28/2018	$607,705	$681,537
3/31/2018	$597,052	$664,226
4/30/2018	$593,986	$666,750
5/31/2018	$600,629	$682,819
6/30/2018	$596,570	$687,052
7/31/2018	$620,433	$712,611
8/31/2018	$637,111	$735,842
9/30/2018	$635,912	$740,036
10/31/2018	$585,709	$689,418
11/30/2018	$599,869	$703,482
12/31/2018	$548,426	$639,957
1/31/2019	$589,529	$691,218
2/28/2019	$611,254	$713,406
3/31/2019	$623,484	$727,246
4/30/2019	$647,680	$756,700
5/31/2019	$607,551	$708,649
6/30/2019	$651,017	$758,609
7/31/2019	$661,946	$769,533
8/31/2019	$651,903	$757,374
9/30/2019	$662,615	$771,537
10/31/2019	$679,772	$788,280
11/30/2019	$703,733	$816,894
12/31/2019	$724,339	$841,564
1/31/2020	$735,231	$841,228
2/29/2020	$684,401	$771,995
3/31/2020	$612,870	$676,653
4/30/2020	$691,037	$763,400
5/31/2020	$728,752	$799,738
6/30/2020	$757,055	$815,653
7/31/2020	$810,390	$861,656
8/31/2020	$875,916	$923,609
9/30/2020	$845,360	$888,512
10/31/2020	$821,564	$864,877
11/30/2020	$910,036	$959,581
12/31/2020	$949,572	$996,429
1/31/2021	$951,761	$986,365
2/28/2021	$952,386	$1,013,589
3/31/2021	$969,121	$1,057,984
4/30/2021	$1,015,792	$1,114,480
5/31/2021	$1,010,467	$1,122,282
6/30/2021	$1,056,506	$1,148,431
7/31/2021	$1,085,044	$1,175,764
8/31/2021	$1,118,285	$1,211,507
9/30/2021	$1,058,397	$1,155,172
10/31/2021	$1,143,722	$1,236,149
11/30/2021	$1,131,488	$1,227,620
12/31/2021	$1,155,957	$1,282,617
1/31/2022	$1,065,886	$1,216,306
2/28/2022	$1,031,985	$1,179,938
3/31/2022	$1,066,223	$1,223,714
4/30/2022	$945,462	$1,117,006
5/31/2022	$937,478	$1,119,017
6/30/2022	$866,371	$1,026,698
7/31/2022	$950,943	$1,121,359
8/31/2022	$905,327	$1,075,608
9/30/2022	$822,211	$976,545
10/31/2022	$870,851	$1,055,645
11/30/2022	$921,822	$1,114,655
12/31/2022	$861,401	$1,050,451
1/31/2023	$926,669	$1,116,419
2/28/2023	$907,973	$1,089,179
3/31/2023	$951,477	$1,129,152
4/30/2023	$954,203	$1,146,766
5/31/2023	$971,924	$1,151,697
6/30/2023	$1,027,011	$1,227,825
7/31/2023	$1,054,676	$1,267,269
8/31/2023	$1,037,257	$1,247,092
9/30/2023	$979,994	$1,187,631
10/31/2023	$956,417	$1,162,659
11/30/2023	$1,056,876	$1,268,840
12/31/2023	$1,109,213	$1,326,484
1/31/2024	$1,128,891	$1,348,775
2/29/2024	$1,178,604	$1,420,794
3/31/2024	$1,206,475	$1,466,508
4/30/2024	$1,154,937	$1,406,608
5/31/2024	$1,215,122	$1,476,355
6/30/2024	$1,262,769	$1,529,329
7/31/2024	$1,272,123	$1,547,946
8/31/2024	$1,297,760	$1,585,561
9/30/2024	$1,324,764	$1,619,492
10/31/2024	$1,302,580	$1,604,755
11/30/2024	$1,375,023	$1,698,955
12/31/2024	$1,355,778	$1,658,520
1/31/2025	$1,387,155	$1,704,627
2/28/2025	$1,357,967	$1,682,467
3/31/2025	$1,268,944	$1,587,670
4/30/2025	$1,263,106	$1,576,904
5/31/2025	$1,340,089	$1,676,162
6/30/2025	$1,396,785	$1,761,398
7/31/2025	$1,415,091	$1,800,930

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Institutional shares	11.24%	11.79%	10.96%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Institutional shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

CLASS Y SHARES | DSFRX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$84	0.80%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 11.17% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Annual Shareholder Report

July 31, 2025

DSFRX07312025

Domini Impact Equity Fund℠

Class Y shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Class Y shares	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,383	$9,397
9/30/2015	$9,074	$9,165
10/31/2015	$9,654	$9,938
11/30/2015	$9,664	$9,968
12/31/2015	$9,294	$9,811
1/31/2016	$8,686	$9,324
2/29/2016	$8,823	$9,312
3/31/2016	$9,431	$9,943
4/30/2016	$9,368	$9,982
5/31/2016	$9,462	$10,162
6/30/2016	$9,257	$10,188
7/31/2016	$9,793	$10,564
8/31/2016	$9,856	$10,579
9/30/2016	$9,963	$10,581
10/31/2016	$9,756	$10,389
11/30/2016	$10,234	$10,773
12/31/2016	$10,368	$10,986
1/31/2017	$10,596	$11,195
2/28/2017	$10,956	$11,639
3/31/2017	$10,900	$11,653
4/30/2017	$11,013	$11,773
5/31/2017	$11,013	$11,939
6/30/2017	$10,937	$12,013
7/31/2017	$11,184	$12,261
8/31/2017	$11,222	$12,299
9/30/2017	$11,431	$12,552
10/31/2017	$11,678	$12,845
11/30/2017	$11,963	$13,239
12/31/2017	$12,011	$13,386
1/31/2018	$12,621	$14,153
2/28/2018	$12,127	$13,631
3/31/2018	$11,918	$13,285
4/30/2018	$11,857	$13,335
5/31/2018	$11,990	$13,656
6/30/2018	$11,906	$13,741
7/31/2018	$12,382	$14,252
8/31/2018	$12,710	$14,717
9/30/2018	$12,690	$14,801
10/31/2018	$11,688	$13,788
11/30/2018	$11,971	$14,070
12/31/2018	$10,937	$12,799
1/31/2019	$11,756	$13,824
2/28/2019	$12,196	$14,268
3/31/2019	$12,437	$14,545
4/30/2019	$12,920	$15,134
5/31/2019	$12,114	$14,173
6/30/2019	$12,984	$15,172
7/31/2019	$13,202	$15,391
8/31/2019	$13,002	$15,147
9/30/2019	$13,209	$15,431
10/31/2019	$13,551	$15,766
11/30/2019	$14,035	$16,338
12/31/2019	$14,443	$16,831
1/31/2020	$14,660	$16,825
2/29/2020	$13,647	$15,440
3/31/2020	$12,218	$13,533
4/30/2020	$13,775	$15,268
5/31/2020	$14,526	$15,995
6/30/2020	$15,090	$16,313
7/31/2020	$16,151	$17,233
8/31/2020	$17,462	$18,472
9/30/2020	$16,846	$17,770
10/31/2020	$16,373	$17,298
11/30/2020	$18,134	$19,192
12/31/2020	$18,917	$19,929
1/31/2021	$18,961	$19,727
2/28/2021	$18,979	$20,272
3/31/2021	$19,304	$21,160
4/30/2021	$20,238	$22,290
5/31/2021	$20,133	$22,446
6/30/2021	$21,045	$22,969
7/31/2021	$21,612	$23,515
8/31/2021	$22,280	$24,230
9/30/2021	$21,081	$23,103
10/31/2021	$22,783	$24,723
11/30/2021	$22,534	$24,552
12/31/2021	$23,020	$25,652
1/31/2022	$21,230	$24,326
2/28/2022	$20,549	$23,599
3/31/2022	$21,228	$24,474
4/30/2022	$18,821	$22,340
5/31/2022	$18,662	$22,380
6/30/2022	$17,247	$20,534
7/31/2022	$18,928	$22,427
8/31/2022	$18,014	$21,512
9/30/2022	$16,367	$19,531
10/31/2022	$17,327	$21,113
11/30/2022	$18,340	$22,293
12/31/2022	$17,143	$21,009
1/31/2023	$18,439	$22,328
2/28/2023	$18,061	$21,784
3/31/2023	$18,924	$22,583
4/30/2023	$18,985	$22,935
5/31/2023	$19,330	$23,034
6/30/2023	$20,426	$24,556
7/31/2023	$20,969	$25,345
8/31/2023	$20,623	$24,942
9/30/2023	$19,484	$23,753
10/31/2023	$19,016	$23,253
11/30/2023	$21,011	$25,377
12/31/2023	$22,050	$26,530
1/31/2024	$22,434	$26,975
2/29/2024	$23,420	$28,416
3/31/2024	$23,977	$29,330
4/30/2024	$22,955	$28,132
5/31/2024	$24,149	$29,527
6/30/2024	$25,084	$30,587
7/31/2024	$25,269	$30,959
8/31/2024	$25,785	$31,711
9/30/2024	$26,316	$32,390
10/31/2024	$25,876	$32,095
11/30/2024	$27,313	$33,979
12/31/2024	$26,923	$33,170
1/31/2025	$27,545	$34,093
2/28/2025	$26,959	$33,649
3/31/2025	$25,195	$31,753
4/30/2025	$25,080	$31,538
5/31/2025	$26,605	$33,523
6/30/2025	$27,735	$35,228
7/31/2025	$28,091	$36,019

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Class Y shares	11.17%	11.70%	10.88%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Class Y shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

INVESTOR SHARES | CAREX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$141	1.40%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 1.50% for the trailing twelve months ended July 31, 2025, underperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 13.96%. This Fund invest in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

Relative to the benchmark, much of the Fund’s underperformance was driven by its overweight to and stock selection in the Health Care sector, which was the weakest performing sector for the benchmark over the period. The largest detractor in Health Care and for the Fund overall, both on a relative and absolute basis, was Organon, a U.S.-based, women’s health-focused pharmaceutical company (this position was sold during the period). Stock selection also detracted in Industrials and Financials. In Industrials, the largest relative and absolute detractors were Netherlands-based sustainable design and engineering company Arcadis and France-based electric cabling company Nexans (sold during the period). These detractions were partially offset by a contribution from U.S.-based mechanical, electrical, and plumbing building systems company Comfort Systems USA, which was the Fund’s top individual contributor overall on both a relative and absolute basis. In Financials, the top detractor was U.S.-based fintech and payments company Fiserv. Performance was mixed in Information Technology, with a positive contribution from U.S.-based cybersecurity software company CrowdStrike Holdings offset by a detraction from Netherlands-based semiconductor equipment company ASML Holding.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Information Technology (overweight)

Stocks:

  Comfort Systems USA, Inc. (out-of-benchmark)

  CrowdStrike Holdings, Inc. (overweight)

  Flex Ltd. (out-of-benchmark)

Sectors:

  Health Care (overweight)

  Industrials (overweight)

  Financials (underweight)

Stocks:

  Organon & Co. (out-of-benchmark)

  Aracdis N.V. (out-of-benchmark)

  Fiserv, Inc. (overweight)

Annual Shareholder Report

July 31, 2025

CAREX07312025

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Investor shares	MSCI World Equal Weighted Index (net)
4/1/2020	$10,000	$10,000
4/30/2020	$11,680	$11,021
5/31/2020	$12,870	$11,628
6/30/2020	$13,600	$11,852
7/31/2020	$15,280	$12,216
8/31/2020	$16,480	$12,916
9/30/2020	$16,600	$12,606
10/31/2020	$16,410	$12,338
11/30/2020	$18,850	$14,186
12/31/2020	$20,084	$14,788
1/31/2021	$20,715	$14,690
2/28/2021	$19,764	$15,174
3/31/2021	$18,658	$15,696
4/30/2021	$18,709	$16,229
5/31/2021	$18,234	$16,580
6/30/2021	$19,371	$16,577
7/31/2021	$19,702	$16,695
8/31/2021	$20,074	$17,038
9/30/2021	$19,009	$16,493
10/31/2021	$21,138	$17,017
11/30/2021	$19,588	$16,301
12/31/2021	$18,776	$16,988
1/31/2022	$16,546	$16,096
2/28/2022	$16,439	$15,932
3/31/2022	$16,977	$16,100
4/30/2022	$14,597	$14,907
5/31/2022	$14,510	$14,953
6/30/2022	$13,412	$13,562
7/31/2022	$14,855	$14,482
8/31/2022	$14,133	$13,905
9/30/2022	$13,002	$12,524
10/31/2022	$13,821	$13,300
11/30/2022	$14,554	$14,454
12/31/2022	$13,670	$14,133
1/31/2023	$14,672	$15,283
2/28/2023	$14,532	$14,869
3/31/2023	$14,575	$14,974
4/30/2023	$13,950	$15,168
5/31/2023	$13,778	$14,615
6/30/2023	$14,586	$15,411
7/31/2023	$14,963	$16,073
8/31/2023	$14,521	$15,477
9/30/2023	$13,875	$14,820
10/31/2023	$13,218	$14,111
11/30/2023	$14,586	$15,469
12/31/2023	$15,469	$16,494
1/31/2024	$15,695	$16,339
2/29/2024	$16,611	$16,703
3/31/2024	$16,837	$17,315
4/30/2024	$16,072	$16,677
5/31/2024	$17,182	$17,209
6/30/2024	$17,088	$16,936
7/31/2024	$17,217	$17,657
8/31/2024	$17,831	$18,196
9/30/2024	$17,917	$18,629
10/31/2024	$17,174	$17,945
11/30/2024	$17,917	$18,572
12/31/2024	$17,023	$17,761
1/31/2025	$17,637	$18,468
2/28/2025	$17,055	$18,542
3/31/2025	$16,323	$18,233
4/30/2025	$16,581	$18,680
5/31/2025	$17,303	$19,510
6/30/2025	$17,745	$20,125
7/31/2025	$17,476	$20,121

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	Since Inception (4/1/20)
Investor shares	1.50%	2.72%	11.04%
MSCI World Equal Weighted Index (net)	13.96%	10.49%	14.00%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$38,257,305
Total number of portfolio holdings	49
Portfolio turnover rate	64%
Total advisory fees paid	$307,931

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Resona Holdings, Inc.	3.7%
MercadoLibre, Inc.	2.8%
Vertex Pharmaceuticals, Inc.	2.7%
Xylem, Inc.	2.6%
CaixaBank SA	2.5%
Prysmian SpA	2.5%
Comfort Systems USA, Inc.	2.5%
Schneider Electric SE	2.4%
Arcadis NV	2.4%

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
Communication Services	1.5%
Utilities	1.5%
Materials	1.6%
Real Estate	2.0%
Consumer Discretionary	6.5%
Health Care	16.0%
Financials	16.3%
Information Technology	19.9%
Industrials	28.5%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
OtherFootnote Reference*	6.4%
Australia	2.2%
Italy	2.5%
Spain	2.5%
Brazil	2.8%
United Kingdom	4.3%
Germany	4.3%
Japan	5.0%
Netherlands	5.8%
United States	58.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

Investor shares

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

INSTITUTIONAL SHARES | LIFEX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$116	1.15%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 1.79% for the trailing twelve months ended July 31, 2025, underperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 13.96%. This Fund invest in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

Relative to the benchmark, much of the Fund’s underperformance was driven by its overweight to and stock selection in the Health Care sector, which was the weakest performing sector for the benchmark over the period. The largest detractor in Health Care and for the Fund overall, both on a relative and absolute basis, was Organon, a U.S.-based, women’s health-focused pharmaceutical company (this position was sold during the period). Stock selection also detracted in Industrials and Financials. In Industrials, the largest relative and absolute detractors were Netherlands-based sustainable design and engineering company Arcadis and France-based electric cabling company Nexans (sold during the period). These detractions were partially offset by a contribution from U.S.-based mechanical, electrical, and plumbing building systems company Comfort Systems USA, which was the Fund’s top individual contributor overall on both a relative and absolute basis. In Financials, the top detractor was U.S.-based fintech and payments company Fiserv. Performance was mixed in Information Technology, with a positive contribution from U.S.-based cybersecurity software company CrowdStrike Holdings offset by a detraction from Netherlands-based semiconductor equipment company ASML Holding.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Information Technology (overweight)

Stocks:

  Comfort Systems USA, Inc. (out-of-benchmark)

  CrowdStrike Holdings, Inc. (overweight)

  Flex Ltd. (out-of-benchmark)

Sectors:

  Health Care (overweight)

  Industrials (overweight)

  Financials (underweight)

Stocks:

  Organon & Co. (out-of-benchmark)

  Aracdis N.V. (out-of-benchmark)

  Fiserv, Inc. (overweight)

Annual Shareholder Report

July 31, 2025

LIFEX07312025

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2025)

	Institutional shares	MSCI World Equal Weighted Index (net)
4/1/2020	$500,000	$500,000
4/30/2020	$584,000	$551,030
5/31/2020	$643,500	$581,419
6/30/2020	$680,500	$592,620
7/31/2020	$764,500	$610,794
8/31/2020	$824,500	$645,808
9/30/2020	$831,000	$630,282
10/31/2020	$821,500	$616,886
11/30/2020	$944,000	$709,275
12/31/2020	$1,005,703	$739,411
1/31/2021	$1,037,745	$734,492
2/28/2021	$990,199	$758,678
3/31/2021	$935,418	$784,777
4/30/2021	$937,485	$811,460
5/31/2021	$914,229	$828,977
6/30/2021	$971,077	$828,857
7/31/2021	$988,132	$834,769
8/31/2021	$1,007,253	$851,916
9/30/2021	$954,023	$824,655
10/31/2021	$1,060,484	$850,845
11/30/2021	$982,964	$815,068
12/31/2021	$942,931	$849,397
1/31/2022	$830,729	$804,800
2/28/2022	$825,874	$796,577
3/31/2022	$852,846	$805,008
4/30/2022	$733,091	$745,361
5/31/2022	$729,315	$747,626
6/30/2022	$674,293	$678,097
7/31/2022	$747,117	$724,118
8/31/2022	$710,974	$695,261
9/30/2022	$654,334	$626,223
10/31/2022	$695,331	$665,011
11/30/2022	$732,012	$722,700
12/31/2022	$687,779	$706,658
1/31/2023	$738,486	$764,165
2/28/2023	$732,012	$743,464
3/31/2023	$734,170	$748,720
4/30/2023	$702,883	$758,408
5/31/2023	$694,252	$730,774
6/30/2023	$735,249	$770,528
7/31/2023	$754,129	$803,650
8/31/2023	$732,012	$773,859
9/30/2023	$699,646	$741,021
10/31/2023	$666,741	$705,552
11/30/2023	$735,788	$773,428
12/31/2023	$780,562	$824,700
1/31/2024	$791,890	$816,967
2/29/2024	$838,281	$835,165
3/31/2024	$849,609	$865,770
4/30/2024	$811,309	$833,857
5/31/2024	$867,410	$860,457
6/30/2024	$862,989	$846,781
7/31/2024	$870,010	$882,870
8/31/2024	$901,332	$909,795
9/30/2024	$905,653	$931,439
10/31/2024	$868,390	$897,228
11/30/2024	$906,193	$928,596
12/31/2024	$860,829	$888,034
1/31/2025	$892,692	$923,423
2/28/2025	$862,989	$927,115
3/31/2025	$825,726	$911,632
4/30/2025	$839,227	$933,996
5/31/2025	$876,490	$975,518
6/30/2025	$898,533	$1,006,239
7/31/2025	$885,550	$1,006,052

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	Since Inception (4/1/20)
Institutional shares	1.79%	2.98%	11.32%
MSCI World Equal Weighted Index (net)	13.96%	10.49%	14.00%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$38,257,305
Total number of portfolio holdings	49
Portfolio turnover rate	64%
Total advisory fees paid	$307,931

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Resona Holdings, Inc.	3.7%
MercadoLibre, Inc.	2.8%
Vertex Pharmaceuticals, Inc.	2.7%
Xylem, Inc.	2.6%
CaixaBank SA	2.5%
Prysmian SpA	2.5%
Comfort Systems USA, Inc.	2.5%
Schneider Electric SE	2.4%
Arcadis NV	2.4%

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
Communication Services	1.5%
Utilities	1.5%
Materials	1.6%
Real Estate	2.0%
Consumer Discretionary	6.5%
Health Care	16.0%
Financials	16.3%
Information Technology	19.9%
Industrials	28.5%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
OtherFootnote Reference*	6.4%
Australia	2.2%
Italy	2.5%
Spain	2.5%
Brazil	2.8%
United Kingdom	4.3%
Germany	4.3%
Japan	5.0%
Netherlands	5.8%
United States	58.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Sustainable Solutions Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

INVESTOR SHARES | DOMIX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$138	1.28%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 16.14% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Annual Shareholder Report

July 31, 2025

DOMIX07312025

Domini Impact International Equity Fund℠

Investor shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,404	$9,264
9/30/2015	$9,081	$8,794
10/31/2015	$9,727	$9,481
11/30/2015	$9,478	$9,334
12/31/2015	$9,292	$9,208
1/31/2016	$8,858	$8,542
2/29/2016	$8,640	$8,386
3/31/2016	$9,407	$8,931
4/30/2016	$9,574	$9,190
5/31/2016	$9,522	$9,106
6/30/2016	$9,077	$8,801
7/31/2016	$9,488	$9,247
8/31/2016	$9,527	$9,253
9/30/2016	$9,668	$9,367
10/31/2016	$9,604	$9,175
11/30/2016	$9,296	$8,993
12/31/2016	$9,576	$9,300
1/31/2017	$9,980	$9,570
2/28/2017	$10,175	$9,707
3/31/2017	$10,475	$9,974
4/30/2017	$10,852	$10,227
5/31/2017	$11,165	$10,603
6/30/2017	$11,104	$10,584
7/31/2017	$11,444	$10,888
8/31/2017	$11,457	$10,884
9/30/2017	$11,600	$11,155
10/31/2017	$11,783	$11,325
11/30/2017	$11,770	$11,444
12/31/2017	$11,932	$11,628
1/31/2018	$12,653	$12,212
2/28/2018	$12,039	$11,661
3/31/2018	$11,852	$11,451
4/30/2018	$12,012	$11,712
5/31/2018	$11,705	$11,448
6/30/2018	$11,413	$11,309
7/31/2018	$11,681	$11,587
8/31/2018	$11,400	$11,363
9/30/2018	$11,480	$11,462
10/31/2018	$10,529	$10,550
11/30/2018	$10,529	$10,536
12/31/2018	$9,982	$10,025
1/31/2019	$10,740	$10,684
2/28/2019	$10,895	$10,956
3/31/2019	$11,007	$11,025
4/30/2019	$11,218	$11,335
5/31/2019	$10,600	$10,791
6/30/2019	$11,251	$11,431
7/31/2019	$10,885	$11,286
8/31/2019	$10,520	$10,993
9/30/2019	$10,857	$11,309
10/31/2019	$11,181	$11,715
11/30/2019	$11,321	$11,847
12/31/2019	$11,674	$12,232
1/31/2020	$11,371	$11,977
2/29/2020	$10,404	$10,894
3/31/2020	$8,759	$9,440
4/30/2020	$9,336	$10,049
5/31/2020	$9,856	$10,487
6/30/2020	$10,072	$10,843
7/31/2020	$10,505	$11,096
8/31/2020	$10,996	$11,666
9/30/2020	$10,779	$11,363
10/31/2020	$10,404	$10,909
11/30/2020	$11,789	$12,600
12/31/2020	$12,343	$13,186
1/31/2021	$12,169	$13,046
2/28/2021	$12,415	$13,338
3/31/2021	$12,822	$13,645
4/30/2021	$13,054	$14,056
5/31/2021	$13,619	$14,514
6/30/2021	$13,441	$14,351
7/31/2021	$13,587	$14,459
8/31/2021	$13,850	$14,714
9/30/2021	$13,163	$14,287
10/31/2021	$13,470	$14,638
11/30/2021	$13,002	$13,958
12/31/2021	$13,662	$14,672
1/31/2022	$12,972	$13,963
2/28/2022	$12,635	$13,716
3/31/2022	$12,502	$13,804
4/30/2022	$11,505	$12,911
5/31/2022	$11,534	$13,008
6/30/2022	$10,307	$11,801
7/31/2022	$10,974	$12,389
8/31/2022	$10,307	$11,800
9/30/2022	$9,358	$10,697
10/31/2022	$9,877	$11,272
11/30/2022	$10,959	$12,541
12/31/2022	$10,814	$12,551
1/31/2023	$11,831	$13,568
2/28/2023	$11,442	$13,284
3/31/2023	$11,666	$13,614
4/30/2023	$11,891	$13,998
5/31/2023	$11,337	$13,406
6/30/2023	$12,024	$14,016
7/31/2023	$12,420	$14,470
8/31/2023	$11,948	$13,915
9/30/2023	$11,522	$13,440
10/31/2023	$11,111	$12,895
11/30/2023	$12,328	$14,092
12/31/2023	$13,127	$14,841
1/31/2024	$13,097	$14,926
2/29/2024	$13,433	$15,200
3/31/2024	$13,998	$15,699
4/30/2024	$13,570	$15,297
5/31/2024	$14,365	$15,889
6/30/2024	$13,999	$15,633
7/31/2024	$14,356	$16,092
8/31/2024	$14,869	$16,615
9/30/2024	$15,055	$16,768
10/31/2024	$14,341	$15,856
11/30/2024	$14,636	$15,766
12/31/2024	$14,211	$15,408
1/31/2025	$14,809	$16,217
2/28/2025	$15,187	$16,532
3/31/2025	$14,982	$16,465
4/30/2025	$15,691	$17,219
5/31/2025	$16,446	$18,007
6/30/2025	$16,863	$18,404
7/31/2025	$16,673	$18,146

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Investor shares	16.14%	9.68%	5.25%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Investor shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

INSTITUTIONAL SHARES | DOMOX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$105	0.97%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 16.50% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Annual Shareholder Report

July 31, 2025

DOMOX07312025

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2025)

	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$500,000	$500,000
8/31/2015	$470,260	$463,219
9/30/2015	$454,151	$439,698
10/31/2015	$486,369	$474,069
11/30/2015	$474,597	$466,694
12/31/2015	$465,059	$460,406
1/31/2016	$443,310	$427,112
2/29/2016	$433,075	$419,287
3/31/2016	$471,456	$446,569
4/30/2016	$479,772	$459,498
5/31/2016	$477,853	$455,324
6/30/2016	$455,044	$440,040
7/31/2016	$476,313	$462,341
8/31/2016	$478,247	$462,669
9/30/2016	$485,337	$468,353
10/31/2016	$482,759	$458,773
11/30/2016	$467,290	$449,636
12/31/2016	$481,864	$465,011
1/31/2017	$501,532	$478,500
2/28/2017	$512,022	$485,342
3/31/2017	$527,100	$498,703
4/30/2017	$545,457	$511,370
5/31/2017	$561,191	$530,137
6/30/2017	$558,918	$529,183
7/31/2017	$575,376	$544,424
8/31/2017	$576,692	$544,206
9/30/2017	$584,592	$557,756
10/31/2017	$593,809	$566,234
11/30/2017	$593,150	$572,180
12/31/2017	$601,286	$581,392
1/31/2018	$638,444	$610,578
2/28/2018	$607,366	$583,041
3/31/2018	$597,908	$572,546
4/30/2018	$606,015	$585,600
5/31/2018	$590,476	$572,424
6/30/2018	$575,994	$565,441
7/31/2018	$590,241	$579,350
8/31/2018	$575,994	$568,169
9/30/2018	$580,064	$573,112
10/31/2018	$531,895	$527,492
11/30/2018	$532,574	$526,806
12/31/2018	$505,515	$501,256
1/31/2019	$543,411	$534,189
2/28/2019	$551,991	$547,811
3/31/2019	$556,996	$551,262
4/30/2019	$568,437	$566,752
5/31/2019	$536,976	$539,548
6/30/2019	$570,570	$571,544
7/31/2019	$551,910	$564,285
8/31/2019	$533,967	$549,670
9/30/2019	$551,192	$565,445
10/31/2019	$567,699	$585,745
11/30/2019	$574,876	$592,364
12/31/2019	$592,798	$611,616
1/31/2020	$577,256	$598,833
2/29/2020	$529,151	$544,698
3/31/2020	$445,523	$471,981
4/30/2020	$475,126	$502,471
5/31/2020	$501,769	$524,329
6/30/2020	$512,870	$542,156
7/31/2020	$535,072	$554,788
8/31/2020	$560,234	$583,304
9/30/2020	$549,133	$568,138
10/31/2020	$530,631	$545,470
11/30/2020	$600,938	$630,017
12/31/2020	$628,988	$659,313
1/31/2021	$620,761	$652,291
2/28/2021	$633,476	$666,922
3/31/2021	$654,417	$682,255
4/30/2021	$667,132	$702,784
5/31/2021	$696,300	$725,702
6/30/2021	$686,989	$717,538
7/31/2021	$694,547	$722,941
8/31/2021	$708,907	$735,693
9/30/2021	$673,386	$714,344
10/31/2021	$690,013	$731,916
11/30/2021	$665,828	$697,882
12/31/2021	$700,199	$733,614
1/31/2022	$665,151	$698,166
2/28/2022	$647,627	$685,808
3/31/2022	$641,532	$690,218
4/30/2022	$590,484	$645,561
5/31/2022	$592,008	$650,402
6/30/2022	$529,481	$590,045
7/31/2022	$563,441	$619,429
8/31/2022	$530,252	$590,006
9/30/2022	$480,855	$534,841
10/31/2022	$507,869	$563,605
11/30/2022	$563,441	$627,066
12/31/2022	$556,676	$627,568
1/31/2023	$609,134	$678,401
2/28/2023	$589,560	$664,223
3/31/2023	$601,304	$680,695
4/30/2023	$613,048	$699,891
5/31/2023	$584,079	$670,285
6/30/2023	$619,667	$700,783
7/31/2023	$640,429	$723,489
8/31/2023	$616,473	$695,772
9/30/2023	$594,912	$672,004
10/31/2023	$574,150	$644,761
11/30/2023	$636,436	$704,608
12/31/2023	$678,056	$742,044
1/31/2024	$677,251	$746,318
2/29/2024	$694,162	$759,979
3/31/2024	$723,153	$784,974
4/30/2024	$702,215	$764,872
5/31/2024	$743,285	$794,473
6/30/2024	$724,461	$781,647
7/31/2024	$743,310	$804,577
8/31/2024	$770,355	$830,726
9/30/2024	$780,189	$838,393
10/31/2024	$742,491	$792,801
11/30/2024	$758,881	$788,305
12/31/2024	$736,528	$770,379
1/31/2025	$768,225	$810,863
2/28/2025	$787,409	$826,585
3/31/2025	$777,400	$823,250
4/30/2025	$814,101	$860,960
5/31/2025	$853,305	$900,352
6/30/2025	$875,193	$920,190
7/31/2025	$865,962	$907,307

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Institutional shares	16.50%	10.11%	5.65%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

CLASS Y SHARES | DOMYX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$114	1.05%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 16.47% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Annual Shareholder Report

July 31, 2025

DOMYX07312025

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,404	$9,264
9/30/2015	$9,081	$8,794
10/31/2015	$9,727	$9,481
11/30/2015	$9,478	$9,334
12/31/2015	$9,292	$9,208
1/31/2016	$8,858	$8,542
2/29/2016	$8,640	$8,386
3/31/2016	$9,407	$8,931
4/30/2016	$9,574	$9,190
5/31/2016	$9,522	$9,106
6/30/2016	$9,077	$8,801
7/31/2016	$9,488	$9,247
8/31/2016	$9,527	$9,253
9/30/2016	$9,668	$9,367
10/31/2016	$9,604	$9,175
11/30/2016	$9,296	$8,993
12/31/2016	$9,576	$9,300
1/31/2017	$9,980	$9,570
2/28/2017	$10,175	$9,707
3/31/2017	$10,475	$9,974
4/30/2017	$10,852	$10,227
5/31/2017	$11,165	$10,603
6/30/2017	$11,104	$10,584
7/31/2017	$11,444	$10,888
8/31/2017	$11,457	$10,884
9/30/2017	$11,600	$11,155
10/31/2017	$11,783	$11,325
11/30/2017	$11,770	$11,444
12/31/2017	$11,932	$11,628
1/31/2018	$12,653	$12,212
2/28/2018	$12,039	$11,661
3/31/2018	$11,852	$11,451
4/30/2018	$12,012	$11,712
5/31/2018	$11,705	$11,448
6/30/2018	$11,413	$11,309
7/31/2018	$11,668	$11,587
8/31/2018	$11,400	$11,363
9/30/2018	$11,480	$11,462
10/31/2018	$10,516	$10,550
11/30/2018	$10,542	$10,536
12/31/2018	$9,983	$10,025
1/31/2019	$10,745	$10,684
2/28/2019	$10,900	$10,956
3/31/2019	$11,013	$11,025
4/30/2019	$11,239	$11,335
5/31/2019	$10,604	$10,791
6/30/2019	$11,278	$11,431
7/31/2019	$10,909	$11,286
8/31/2019	$10,541	$10,993
9/30/2019	$10,881	$11,309
10/31/2019	$11,207	$11,715
11/30/2019	$11,349	$11,847
12/31/2019	$11,705	$12,232
1/31/2020	$11,398	$11,977
2/29/2020	$10,450	$10,894
3/31/2020	$8,786	$9,440
4/30/2020	$9,384	$10,049
5/31/2020	$9,910	$10,487
6/30/2020	$10,129	$10,843
7/31/2020	$10,552	$11,096
8/31/2020	$11,048	$11,666
9/30/2020	$10,829	$11,363
10/31/2020	$10,464	$10,909
11/30/2020	$11,851	$12,600
12/31/2020	$12,414	$13,186
1/31/2021	$12,252	$13,046
2/28/2021	$12,503	$13,338
3/31/2021	$12,916	$13,645
4/30/2021	$13,166	$14,056
5/31/2021	$13,727	$14,514
6/30/2021	$13,555	$14,351
7/31/2021	$13,704	$14,459
8/31/2021	$13,972	$14,714
9/30/2021	$13,287	$14,287
10/31/2021	$13,600	$14,638
11/30/2021	$13,138	$13,958
12/31/2021	$13,812	$14,672
1/31/2022	$13,107	$13,963
2/28/2022	$12,776	$13,716
3/31/2022	$12,641	$13,804
4/30/2022	$11,635	$12,911
5/31/2022	$11,665	$13,008
6/30/2022	$10,430	$11,801
7/31/2022	$11,099	$12,389
8/31/2022	$10,445	$11,800
9/30/2022	$9,472	$10,697
10/31/2022	$10,004	$11,272
11/30/2022	$11,114	$12,541
12/31/2022	$10,972	$12,551
1/31/2023	$12,005	$13,568
2/28/2023	$11,620	$13,284
3/31/2023	$11,835	$13,614
4/30/2023	$12,082	$13,998
5/31/2023	$11,512	$13,406
6/30/2023	$12,224	$14,016
7/31/2023	$12,616	$14,470
8/31/2023	$12,161	$13,915
9/30/2023	$11,721	$13,440
10/31/2023	$11,312	$12,895
11/30/2023	$12,538	$14,092
12/31/2023	$13,360	$14,841
1/31/2024	$13,344	$14,926
2/29/2024	$13,676	$15,200
3/31/2024	$14,262	$15,699
4/30/2024	$13,835	$15,297
5/31/2024	$14,642	$15,889
6/30/2024	$14,284	$15,633
7/31/2024	$14,638	$16,092
8/31/2024	$15,169	$16,615
9/30/2024	$15,362	$16,768
10/31/2024	$14,638	$15,856
11/30/2024	$14,960	$15,766
12/31/2024	$14,512	$15,408
1/31/2025	$15,118	$16,217
2/28/2025	$15,511	$16,532
3/31/2025	$15,314	$16,465
4/30/2025	$16,035	$17,219
5/31/2025	$16,805	$18,007
6/30/2025	$17,246	$18,404
7/31/2025	$17,048	$18,146

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Class Y shares	16.47%	10.07%	5.48%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

Reflects the performance of the Investor shares (DOMIX) for the portion of the period prior to Class Y inception on July 23, 2018. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares. Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact International Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

INVESTOR SHARES | DSBFX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$88	0.87%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 2.39% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Annual Shareholder Report

July 31, 2025

DSBFX07312025

Domini Impact Bond Fund℠

Investor shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,979	$9,986
9/30/2015	$10,047	$10,054
10/31/2015	$10,044	$10,056
11/30/2015	$10,041	$10,030
12/31/2015	$9,995	$9,998
1/31/2016	$10,132	$10,136
2/29/2016	$10,179	$10,208
3/31/2016	$10,308	$10,302
4/30/2016	$10,374	$10,341
5/31/2016	$10,394	$10,344
6/30/2016	$10,551	$10,530
7/31/2016	$10,673	$10,596
8/31/2016	$10,685	$10,585
9/30/2016	$10,683	$10,578
10/31/2016	$10,580	$10,498
11/30/2016	$10,328	$10,249
12/31/2016	$10,340	$10,263
1/31/2017	$10,358	$10,284
2/28/2017	$10,432	$10,353
3/31/2017	$10,422	$10,348
4/30/2017	$10,515	$10,427
5/31/2017	$10,599	$10,508
6/30/2017	$10,590	$10,497
7/31/2017	$10,639	$10,542
8/31/2017	$10,733	$10,637
9/30/2017	$10,686	$10,586
10/31/2017	$10,690	$10,592
11/30/2017	$10,691	$10,579
12/31/2017	$10,737	$10,627
1/31/2018	$10,606	$10,505
2/28/2018	$10,523	$10,405
3/31/2018	$10,582	$10,472
4/30/2018	$10,507	$10,394
5/31/2018	$10,577	$10,468
6/30/2018	$10,571	$10,455
7/31/2018	$10,560	$10,457
8/31/2018	$10,621	$10,524
9/30/2018	$10,555	$10,457
10/31/2018	$10,458	$10,374
11/30/2018	$10,501	$10,437
12/31/2018	$10,639	$10,629
1/31/2019	$10,771	$10,741
2/28/2019	$10,799	$10,735
3/31/2019	$10,982	$10,941
4/30/2019	$11,015	$10,944
5/31/2019	$11,206	$11,139
6/30/2019	$11,338	$11,279
7/31/2019	$11,381	$11,304
8/31/2019	$11,671	$11,597
9/30/2019	$11,613	$11,535
10/31/2019	$11,636	$11,570
11/30/2019	$11,624	$11,564
12/31/2019	$11,612	$11,556
1/31/2020	$11,816	$11,778
2/29/2020	$12,014	$11,990
3/31/2020	$11,842	$11,919
4/30/2020	$12,133	$12,132
5/31/2020	$12,245	$12,189
6/30/2020	$12,414	$12,265
7/31/2020	$12,645	$12,448
8/31/2020	$12,611	$12,347
9/30/2020	$12,596	$12,341
10/31/2020	$12,511	$12,286
11/30/2020	$12,702	$12,406
12/31/2020	$12,780	$12,423
1/31/2021	$12,754	$12,334
2/28/2021	$12,560	$12,156
3/31/2021	$12,417	$12,004
4/30/2021	$12,528	$12,099
5/31/2021	$12,552	$12,139
6/30/2021	$12,682	$12,224
7/31/2021	$12,778	$12,361
8/31/2021	$12,781	$12,337
9/30/2021	$12,677	$12,230
10/31/2021	$12,678	$12,226
11/30/2021	$12,691	$12,263
12/31/2021	$12,672	$12,231
1/31/2022	$12,383	$11,968
2/28/2022	$12,216	$11,834
3/31/2022	$11,844	$11,505
4/30/2022	$11,385	$11,069
5/31/2022	$11,404	$11,140
6/30/2022	$11,141	$10,965
7/31/2022	$11,433	$11,233
8/31/2022	$11,158	$10,916
9/30/2022	$10,645	$10,445
10/31/2022	$10,447	$10,310
11/30/2022	$10,817	$10,689
12/31/2022	$10,814	$10,641
1/31/2023	$11,165	$10,968
2/28/2023	$10,910	$10,684
3/31/2023	$11,132	$10,955
4/30/2023	$11,199	$11,022
5/31/2023	$11,100	$10,902
6/30/2023	$11,056	$10,862
7/31/2023	$11,025	$10,855
8/31/2023	$10,960	$10,786
9/30/2023	$10,682	$10,511
10/31/2023	$10,506	$10,346
11/30/2023	$10,994	$10,814
12/31/2023	$11,433	$11,228
1/31/2024	$11,424	$11,197
2/29/2024	$11,303	$11,039
3/31/2024	$11,396	$11,141
4/30/2024	$11,096	$10,860
5/31/2024	$11,306	$11,044
6/30/2024	$11,427	$11,148
7/31/2024	$11,718	$11,409
8/31/2024	$11,875	$11,573
9/30/2024	$12,040	$11,728
10/31/2024	$11,697	$11,437
11/30/2024	$11,796	$11,558
12/31/2024	$11,630	$11,368
1/31/2025	$11,685	$11,429
2/28/2025	$11,940	$11,680
3/31/2025	$11,924	$11,685
4/30/2025	$11,955	$11,730
5/31/2025	$11,855	$11,647
6/30/2025	$12,038	$11,826
7/31/2025	$11,998	$11,794

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Investor shares	2.39%	(1.04%)	1.84%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Investor shares

July 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Investor shares

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

INSTITUTIONAL SHARES | DSBIX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$58	0.57%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 2.79% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Annual Shareholder Report

July 31, 2025

DSBIX07312025

Domini Impact Bond Fund℠

Institutional shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2025)

	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$500,000	$500,000
8/31/2015	$499,965	$499,300
9/30/2015	$503,044	$502,695
10/31/2015	$502,984	$502,796
11/30/2015	$502,988	$501,489
12/31/2015	$500,346	$499,884
1/31/2016	$507,323	$506,782
2/29/2016	$509,795	$510,380
3/31/2016	$516,432	$515,076
4/30/2016	$519,851	$517,033
5/31/2016	$520,503	$517,188
6/30/2016	$529,018	$526,498
7/31/2016	$534,818	$529,815
8/31/2016	$535,510	$529,232
9/30/2016	$535,574	$528,914
10/31/2016	$530,983	$524,894
11/30/2016	$518,446	$512,454
12/31/2016	$518,655	$513,172
1/31/2017	$519,689	$514,198
2/28/2017	$523,532	$517,643
3/31/2017	$523,649	$517,385
4/30/2017	$527,986	$521,368
5/31/2017	$532,374	$525,383
6/30/2017	$532,036	$524,858
7/31/2017	$534,155	$527,114
8/31/2017	$539,503	$531,858
9/30/2017	$537,256	$529,306
10/31/2017	$537,604	$529,623
11/30/2017	$537,777	$528,935
12/31/2017	$540,249	$531,368
1/31/2018	$533,788	$525,257
2/28/2018	$529,680	$520,267
3/31/2018	$532,306	$523,597
4/30/2018	$529,152	$519,702
5/31/2018	$532,790	$523,392
6/30/2018	$532,130	$522,764
7/31/2018	$532,227	$522,868
8/31/2018	$535,427	$526,214
9/30/2018	$532,233	$522,847
10/31/2018	$527,429	$518,716
11/30/2018	$529,736	$521,828
12/31/2018	$536,979	$531,430
1/31/2019	$543,306	$537,063
2/28/2019	$544,832	$536,741
3/31/2019	$554,782	$547,046
4/30/2019	$556,097	$547,211
5/31/2019	$565,936	$556,951
6/30/2019	$572,774	$563,968
7/31/2019	$575,098	$565,209
8/31/2019	$589,987	$579,848
9/30/2019	$587,195	$576,775
10/31/2019	$588,519	$578,505
11/30/2019	$588,044	$578,216
12/31/2019	$587,555	$577,811
1/31/2020	$598,626	$588,905
2/29/2020	$608,340	$599,506
3/31/2020	$599,673	$595,968
4/30/2020	$614,685	$606,577
5/31/2020	$620,545	$609,428
6/30/2020	$629,306	$613,267
7/31/2020	$641,248	$622,405
8/31/2020	$639,130	$617,363
9/30/2020	$638,547	$617,055
10/31/2020	$634,876	$614,278
11/30/2020	$644,765	$620,298
12/31/2020	$648,940	$621,166
1/31/2021	$647,221	$616,694
2/28/2021	$637,956	$607,813
3/31/2021	$630,828	$600,216
4/30/2021	$636,623	$604,957
5/31/2021	$638,007	$606,954
6/30/2021	$644,823	$611,202
7/31/2021	$649,927	$618,048
8/31/2021	$650,217	$616,874
9/30/2021	$644,493	$611,507
10/31/2021	$645,270	$611,323
11/30/2021	$646,107	$613,157
12/31/2021	$644,737	$611,563
1/31/2022	$630,617	$598,414
2/28/2022	$622,170	$591,712
3/31/2022	$603,800	$575,263
4/30/2022	$580,409	$553,460
5/31/2022	$581,484	$557,002
6/30/2022	$568,140	$548,265
7/31/2022	$582,689	$561,661
8/31/2022	$569,288	$545,822
9/30/2022	$543,072	$522,243
10/31/2022	$533,029	$515,506
11/30/2022	$552,165	$534,456
12/31/2022	$552,156	$532,046
1/31/2023	$570,347	$548,380
2/28/2023	$557,335	$534,177
3/31/2023	$568,890	$547,745
4/30/2023	$572,442	$551,086
5/31/2023	$566,911	$545,085
6/30/2023	$564,821	$543,122
7/31/2023	$563,915	$542,746
8/31/2023	$560,720	$539,279
9/30/2023	$547,062	$525,574
10/31/2023	$537,535	$517,281
11/30/2023	$562,848	$540,705
12/31/2023	$585,591	$561,403
1/31/2024	$585,290	$559,861
2/29/2024	$579,152	$551,951
3/31/2024	$584,101	$557,049
4/30/2024	$568,780	$542,977
5/31/2024	$579,751	$552,182
6/30/2024	$586,103	$557,412
7/31/2024	$600,715	$570,432
8/31/2024	$609,558	$578,627
9/30/2024	$617,641	$586,376
10/31/2024	$600,625	$571,834
11/30/2024	$605,915	$577,879
12/31/2024	$597,436	$568,422
1/31/2025	$600,423	$571,437
2/28/2025	$613,733	$584,009
3/31/2025	$612,449	$584,229
4/30/2025	$614,816	$586,525
5/31/2025	$609,795	$582,326
6/30/2025	$619,417	$591,279
7/31/2025	$617,488	$589,719

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Institutional shares	2.79%	(0.75%)	2.13%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Institutional shares

July 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

CLASS Y SHARES | DSBYX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$66	0.65%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 2.71% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Annual Shareholder Report

July 31, 2025

DSBYX07312025

Domini Impact Bond Fund℠

Class Y shares

July 31, 2025

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2025)

	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,979	$9,986
9/30/2015	$10,047	$10,054
10/31/2015	$10,044	$10,056
11/30/2015	$10,041	$10,030
12/31/2015	$9,995	$9,998
1/31/2016	$10,132	$10,136
2/29/2016	$10,179	$10,208
3/31/2016	$10,308	$10,302
4/30/2016	$10,374	$10,341
5/31/2016	$10,394	$10,344
6/30/2016	$10,551	$10,530
7/31/2016	$10,673	$10,596
8/31/2016	$10,685	$10,585
9/30/2016	$10,683	$10,578
10/31/2016	$10,580	$10,498
11/30/2016	$10,328	$10,249
12/31/2016	$10,340	$10,263
1/31/2017	$10,358	$10,284
2/28/2017	$10,432	$10,353
3/31/2017	$10,422	$10,348
4/30/2017	$10,515	$10,427
5/31/2017	$10,599	$10,508
6/30/2017	$10,590	$10,497
7/31/2017	$10,639	$10,542
8/31/2017	$10,733	$10,637
9/30/2017	$10,686	$10,586
10/31/2017	$10,690	$10,592
11/30/2017	$10,691	$10,579
12/31/2017	$10,737	$10,627
1/31/2018	$10,606	$10,505
2/28/2018	$10,523	$10,405
3/31/2018	$10,582	$10,472
4/30/2018	$10,507	$10,394
5/31/2018	$10,577	$10,468
6/30/2018	$10,571	$10,455
7/31/2018	$10,560	$10,457
8/31/2018	$10,621	$10,524
9/30/2018	$10,555	$10,457
10/31/2018	$10,458	$10,374
11/30/2018	$10,501	$10,437
12/31/2018	$10,639	$10,629
1/31/2019	$10,771	$10,741
2/28/2019	$10,799	$10,735
3/31/2019	$10,982	$10,941
4/30/2019	$11,015	$10,944
5/31/2019	$11,206	$11,139
6/30/2019	$11,338	$11,279
7/31/2019	$11,381	$11,304
8/31/2019	$11,671	$11,597
9/30/2019	$11,613	$11,535
10/31/2019	$11,636	$11,570
11/30/2019	$11,624	$11,564
12/31/2019	$11,612	$11,556
1/31/2020	$11,816	$11,778
2/29/2020	$12,014	$11,990
3/31/2020	$11,842	$11,919
4/30/2020	$12,133	$12,132
5/31/2020	$12,245	$12,189
6/30/2020	$12,414	$12,265
7/31/2020	$12,645	$12,448
8/31/2020	$12,611	$12,347
9/30/2020	$12,596	$12,341
10/31/2020	$12,511	$12,286
11/30/2020	$12,702	$12,406
12/31/2020	$12,780	$12,423
1/31/2021	$12,754	$12,334
2/28/2021	$12,560	$12,156
3/31/2021	$12,417	$12,004
4/30/2021	$12,528	$12,099
5/31/2021	$12,552	$12,139
6/30/2021	$12,684	$12,224
7/31/2021	$12,783	$12,361
8/31/2021	$12,788	$12,337
9/30/2021	$12,686	$12,230
10/31/2021	$12,690	$12,226
11/30/2021	$12,706	$12,263
12/31/2021	$12,689	$12,231
1/31/2022	$12,402	$11,968
2/28/2022	$12,237	$11,834
3/31/2022	$11,867	$11,505
4/30/2022	$11,410	$11,069
5/31/2022	$11,430	$11,140
6/30/2022	$11,169	$10,965
7/31/2022	$11,464	$11,233
8/31/2022	$11,191	$10,916
9/30/2022	$10,679	$10,445
10/31/2022	$10,482	$10,310
11/30/2022	$10,855	$10,689
12/31/2022	$10,854	$10,641
1/31/2023	$11,209	$10,968
2/28/2023	$10,954	$10,684
3/31/2023	$11,179	$10,955
4/30/2023	$11,248	$11,022
5/31/2023	$11,139	$10,902
6/30/2023	$11,098	$10,862
7/31/2023	$11,080	$10,855
8/31/2023	$11,017	$10,786
9/30/2023	$10,739	$10,511
10/31/2023	$10,553	$10,346
11/30/2023	$11,057	$10,814
12/31/2023	$11,500	$11,228
1/31/2024	$11,493	$11,197
2/29/2024	$11,373	$11,039
3/31/2024	$11,469	$11,141
4/30/2024	$11,170	$10,860
5/31/2024	$11,383	$11,044
6/30/2024	$11,507	$11,148
7/31/2024	$11,791	$11,409
8/31/2024	$11,962	$11,573
9/30/2024	$12,131	$11,728
10/31/2024	$11,787	$11,437
11/30/2024	$11,890	$11,558
12/31/2024	$11,724	$11,368
1/31/2025	$11,782	$11,429
2/28/2025	$12,040	$11,680
3/31/2025	$12,015	$11,685
4/30/2025	$12,060	$11,730
5/31/2025	$11,962	$11,647
6/30/2025	$12,149	$11,826
7/31/2025	$12,111	$11,794

Average Annual Total Returns (as of 7/31/25)

Name	1 Year	5 Years	10 Years
Class Y shares	2.71%	(0.86%)	1.93%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

Reflects the performance of the Investor shares (DSBFX) for the portion of the period prior to Class Y inception on June 1, 2021. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares. Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Class Y shares

July 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2025

Domini Impact Bond Fund℠

Class Y shares

(b)	Not applicable

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Registrant is filing its code of ethics with this report.

Item 3.	Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an “independent” member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended July 31, 2025, and July 31, 2024, the aggregate audit fees billed to the registrant by KPMG LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2025	2024
Domini Impact Equity Fund	$47,085	$50,210
Domini Impact Bond Fund	$51,365	$42,540
Domini Impact International Equity Fund	$43,365	$42,790
Domini Sustainable Solutions Fund	$41,230	$42,290
Domini International Opportunities Fund	$0	$42,290

(b) Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2025, and July 31, 2024.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2025, and July 31, 2024 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Domini Impact Investments LLC and entities controlling, controlled by, or under common control with Domini Impact Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant (“Service Providers”).

(c) Tax Fees

In each of the fiscal years ended July 31, 2025, and July 31, 2024, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2025		2024
Domini Impact Equity Fund		$9,060		$8,710
Domini Impact Bond Fund		$9,060		$8,710
Domini Impact International Equity Fund		$9,060		$8,710
Domini Sustainable Solutions Fund Domini International Opportunities Fund	$ $	9,060 9,060	$ $	8,710 8,710

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2025, and July 31, 2024 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of the registrant’s Service Providers.

(d) All Other Fees

There were no other fees billed by KPMG for the fiscal years ended July 31, 2025 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2025, and July 31, 2024 that were required to be approved by the registrant’s Audit Committee for other non-audit services rendered on behalf of the registrant’s Service Providers.

(e)(1) Audit Committee Preapproval Policy: The Registrant’s Audit Committee Preapproval Policy is set forth below:

1.	Statement of Principles

The Audit Committee is required to preapprove audit and non-audit services performed for each series of the Domini Investment Trust, (each such series a “Fund” and collectively, the “Funds”) by the independent registered public accountant in order to assure that the provision of such services does not impair the accountant’s independence. The Audit Committee also is required to preapprove non-audit services performed by the Funds’ independent registered public accountant for the Funds’ investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The preapproval of these services also is intended to assure that the provision of the services does not impair the accountant’s independence.

Unless a type of service to be provided by the independent registered public accountant has received preapproval, it will require separate preapproval by the Audit Committee. Also, any proposed services exceeding preapproved cost levels will require separate preapproval by the Audit Committee. When considering services for preapproval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services for the Funds, that have the preapproval of the Audit Committee. The term of any preapproval is 12 months from the date of preapproval, unless the Audit Committee specifically provides for a different period. The Audit Committee will periodically revise the list of preapproved services based on subsequent determinations.

Notwithstanding any provision of this Policy, the Audit Committee is not required to preapprove services for which preapproval is not required by applicable law, including de minimis and grandfathered services.

2.	Delegation

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting. By adopting this Policy the Audit Committee does not delegate to management the Audit Committee’s responsibilities to preapprove services performed by the independent auditor.

3.	Audit Services

The annual Audit services engagement terms and fees for the Funds will be subject to the preapproval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope or other matters.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other Audit services, which are those services that only the independent registered public accountant reasonably can provide. The Audit Committee has preapproved the Audit services listed in Appendix A. All Audit services not listed in Appendix A must be separately preapproved by the Audit Committee.

4.	Audit-Related Services

Audit-related services are assurance and related services for the Funds that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent registered public accountant. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the accountant, and has preapproved the Audit-related services listed in Appendix B. All Audit-related services not listed in Appendix B must be separately preapproved by the Audit Committee.

5.	Tax Services

The Audit Committee believes that the independent registered public accountant can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the accountant’s independence. However, the Audit Committee will not permit the retention of the independent registered public accountant in connection with a transaction initially recommended by the independent registered public accountant, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has preapproved the Tax services listed in Appendix C. All Tax services not listed in Appendix C must be separately preapproved by the Audit Committee.

6.	All Other Services

The Audit Committee may grant preapproval to those permissible non-audit services for the Funds classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the accountant. The Audit Committee has preapproved the All Other services listed in Appendix D. Permissible All Other services not listed in Appendix D must be separately preapproved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.	Preapproval Fee Levels

Preapproval fee levels for all services to be provided by the independent registered public accountant to the Funds, and applicable non-audit services to be provided by the accountant to the Funds’ investment adviser and its affiliates, will be established periodically by the Audit Committee. Any proposed services exceeding these levels will require specific preapproval by the Audit Committee.

8.	Supporting Documentation

With respect to each service that is separately preapproved, the independent auditor will provide detailed back-up documentation, which will be provided to the Audit Committee, regarding the specific services to be provided.

9.	Procedures

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent registered public accountant and the Funds’ treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy of which it becomes aware.

Appendix A – Audit Committee Preapproval Policy

Preapproved Audit Services

for

October 26, 2024 through October 31, 2025

Service	Fee Range
Statutory audits or financial audits (including tax services associated with non-audit services)	As presented to Audit Committee in a separate engagement letter[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters	Not to exceed $9,000 per filing

[1]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

Appendix B - Audit Committee Preapproval Policy

Preapproved Audit-Related Services

for

October 26, 2024 through October 31, 2025

Service	Fee Range
Consultations by Fund management with respect to the accounting or disclosure treatment of securities, transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies	Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of Funds’ semi-annual financial statements	Not to exceed $2,000 per set of financial statements per fund

Regulatory compliance assistance	Not to exceed $5,000 per quarter

Training Courses	Not to exceed $5,000 per course

Appendix C – Audit Committee Preapproval Policy

Preapproved Tax Services

for

October 26, 2024 through October 31, 2025

Service	Fee Range
Review of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	As presented to Audit Committee in a separate engagement letter[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	Not to exceed $5,000 for the Funds’ or for the Funds’ investment adviser during the Pre-Approval period

Assistance with custom tax audits and related matters	Not to exceed $15,000 per Fund during the Pre-Approval Period

[2]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

Tax Training Courses	Not to exceed $5,000 per course during the Pre-Approval Period

M & A tax due diligence services associated with Fund mergers including: review of the target fund’s historical tax filings, review of the target fund’s tax audit examination history, and hold discussions with target management and external tax advisors. Advice regarding the target fund’s overall tax posture and historical and future tax exposures.	Not to exceed $8,000 per merger during the Pre-Approval Period

Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation for structured finance vehicles)	Not to exceed $20,000 during the Pre-Approval Period

Appendix D – Audit Committee Preapproval Policy

Preapproved All Other Services

for

October 27, 2024 through October 31, 2025

Service	Fee Range

With respect to any service set forth in Appendices A, B, or C, and any other permitted services not listed herein, the Audit Committee Chair is delegated pre-approval authority.	Not to exceed $20,000 per service, or $75,000 per annum in the aggregate for all such services.

No other services for the Pre-Approval Period have been specifically preapproved by the Audit Committee.	N/A

Exhibit 1 – Audit Committee Preapproval Policy

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

[1]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

(e)(2) None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) According to KPMG for the fiscal year ended July 31, 2025, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG’s full-time, permanent employees is as follows:

Fund	2025
Domini Impact Equity Fund	0%
Domini Impact Bond Fund	0%
Domini Impact International Equity Fund	0%
Domini Sustainable Solutions Fund	0%
Domini International Opportunities Fund	0%

(g) There were no non-audit services rendered to the registrant’s Service Providers for the fiscal years ended July 31, 2025 and July 31, 2024.

The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2025 was $ 45,300. These fees related to the 2025 Tax Fees described in Item 4 (c). The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2024, were $43,550. These fees related to the 2024 Tax Fees described in Item 4 (c).

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements filed under Item 7.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financials and Other Information

July 31, 2025

Domini Impact Equity FundSM

Investor shares (DSEFX), Institutional shares (DIEQX), and Class Y shares (DSFRX)

Domini Sustainable Solutions FundSM

Investor shares (CAREX) and Institutional shares (LIFEX)

Domini Impact International Equity FundSM

Investor shares (DOMIX), Institutional shares (DOMOX), and Class Y shares (DOMYX),

Domini Impact Bond FundSM

Investor shares (DSBFX), Institutional shares (DSBIX), and Class Y shares (DSBYX)

TABLE OF CONTENTS

Fund Holdings

1	Domini Impact Equity Fund

7	Domini Sustainable Solutions Fund

9	Domini Impact International Equity Fund

14	Domini Impact Bond Fund

Financial Statements and Financial Highlights

27	Domini Impact Equity Fund

28	Domini Sustainable Solutions Fund

29	Domini Impact International Equity Fund

56	Domini Impact Bond Fund

75	Changes in and Disagreements with Accountants

75	Proxy Voting Information

75	Remuneration Paid to Directors, Officers, and Others

75	Statement Regarding Basis for Approval of Management and Submanagement Agreements

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025

SECURITY	SHARES	VALUE

Long Term Investments – 99.9%
Common Stocks – 99.9%
Communication Services – 9.1%
Alphabet, Inc., Class A	253,500	$48,646,650
AT&T, Inc.	242,685	6,651,996
Charter Communications, Inc., Class A (a)	3,058	823,703
Comcast Corp., Class A	124,921	4,151,125
Deutsche Telekom AG ADR	114,200	4,090,644
Electronic Arts, Inc.	8,300	1,265,667
Netflix, Inc. (a)	14,238	16,507,537
Omnicom Group, Inc.	6,200	446,710
Orange SA ADR	67,400	1,027,176
Take-Two Interactive Software, Inc. (a)	6,000	1,336,380
TELUS Corp.	50,094	806,514
T-Mobile US, Inc.	15,400	3,671,514
Verizon Communications, Inc.	129,995	5,558,586
Walt Disney Co. (The)	60,893	7,252,965

		102,237,167

Consumer Discretionary – 11.3%
adidas AG ADR	10,913	1,039,572
Airbnb, Inc., Class A (a)	13,100	1,734,571
Amazon.com, Inc. (a)	230,380	53,934,262
Best Buy Co., Inc.	6,749	439,090
Booking Holdings, Inc.	1,100	6,054,466
BYD Co., Ltd. ADR	193,200	2,830,380
Chipotle Mexican Grill, Inc. (a)	44,950	1,927,456
DoorDash, Inc., Class A (a)	11,800	2,952,950
eBay, Inc.	15,400	1,412,950
Ford Motor Co.	132,200	1,463,454
Garmin, Ltd.	8,346	1,825,771
Hermes International SCA ADR	10,960	2,688,707
Home Depot, Inc. (The)	33,451	12,293,577
Industria de Diseno Textil SA ADR	148,600	1,769,826
Lowe’s Cos., Inc.	19,041	4,256,996
Lululemon Athletica, Inc. (a)	3,800	762,014
Marriott International, Inc., Class A	7,500	1,978,725
MercadoLibre, Inc. (a)	1,723	4,090,213
Mercedes-Benz Group AG ADR	101,900	1,449,018
NIKE, Inc., Class B	39,049	2,916,570
O’Reilly Automotive, Inc. (a)	28,500	2,802,120
Starbucks Corp.	37,567	3,349,474
TJX Cos., Inc.	37,600	4,682,328
Toyota Motor Corp. ADR	34,300	6,138,671
Ulta Beauty, Inc. (a)	1,598	822,986
Williams-Sonoma, Inc.	4,200	785,610

		126,401,757

Consumer Staples – 5.1%
Church & Dwight Co., Inc.	8,012	751,285
Clorox Co. (The)	4,000	502,240
Colgate-Palmolive Co.	27,425	2,299,586
Costco Wholesale Corp.	15,003	14,097,419
General Mills, Inc	18,699	915,877
Keurig Dr. Pepper, Inc.	42,400	1,384,360
Kimberly-Clark Corp.	11,318	1,410,449
Kraft Heinz Co. (The)	27,923	766,766
Kroger Co. (The)	20,711	1,451,841
L’Oreal SA ADR	40,500	3,585,465
McCormick & Co., Inc.	8,800	621,544

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Mondelez International, Inc., Class A	43,447	$2,810,586
PepsiCo, Inc.	46,331	6,389,972
Procter & Gamble Co. (The)	79,125	11,905,939
Sprouts Farmers Market, Inc. (a)	3,300	500,082
Sysco Corp.	16,103	1,281,799
Target Corp.	15,551	1,562,875
Unilever PLC ADR	81,685	4,772,855

		57,010,940

Financials – 15.3%
Aflac, Inc.	18,315	1,819,778
Allstate Corp.	8,700	1,768,275
American Express Co.	17,048	5,102,637
Aon PLC, Class A	7,000	2,489,970
Arthur J Gallagher & Co.	8,700	2,499,075
Bank of America Corp.	232,154	10,973,920
Bank of New York Mellon Corp. (The)	23,800	2,414,510
Blackrock, Inc.	4,786	5,293,364
Capital One Financial Corp.	21,081	4,532,415
Charles Schwab Corp. (The)	57,278	5,597,779
Chubb, Ltd.	12,587	3,348,646
Citigroup, Inc.	62,408	5,847,630
CME Group, Inc.	12,098	3,366,631
FactSet Research Systems, Inc.	1,300	523,770
Fifth Third Bancorp	22,500	935,325
Fiserv, Inc. (a)	18,700	2,598,178
Hartford Insurance Group, Inc. (The)	9,293	1,155,956
Huntington Bancshares, Inc.	46,600	765,638
Intercontinental Exchange, Inc.	19,195	3,547,812
JPMorgan Chase & Co.	93,000	27,550,320
KeyCorp	37,000	663,040
M&T Bank Corp.	3,600	679,320
Marsh & McLennan Cos., Inc.	16,630	3,312,696
Mastercard, Inc., Class A	27,352	15,494,087
MetLife, Inc.	19,200	1,458,240
Moody’s Corp.	5,071	2,615,267
Morgan Stanley	41,059	5,849,265
MSCI, Inc.	2,568	1,441,573
Nasdaq, Inc.	15,900	1,529,898
Northern Trust Corp.	6,100	793,000
PayPal Holdings, Inc. (a)	21,900	1,505,844
PNC Financial Services Group, Inc. (The)	13,349	2,539,914
Principal Financial Group, Inc.	7,700	599,291
Progressive Corp. (The)	19,658	4,758,022
Prudential Financial, Inc.	12,061	1,249,278
Raymond James Financial, Inc.	6,050	1,011,137
Regions Financial Corp.	31,028	785,939
S&P Global, Inc.	10,658	5,873,624
T Rowe Price Group, Inc.	7,311	741,701
Travelers Cos., Inc. (The)	7,616	1,981,988
Truist Financial Corp.	43,602	1,905,843
US Bancorp	51,716	2,325,151
Visa, Inc., A Shares	57,600	19,899,072

		171,144,819

Health Care – 9.4%
AbbVie, Inc.	59,552	11,256,519
Agilent Technologies, Inc.	9,600	1,102,176
Alcon AG	16,562	1,450,003

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Health Care (Continued)
Align Technology, Inc. (a)	2,400	$309,624
Alnylam Pharmaceuticals, Inc. (a)	4,300	1,686,632
Amgen, Inc.	18,119	5,346,917
AstraZeneca PLC ADR	101,600	7,425,944
Becton Dickinson & Co.	9,551	1,702,466
Biogen, Inc. (a)	4,967	635,776
CSL, Ltd. ADR	32,500	2,828,800
Danaher Corp.	22,015	4,340,477
DexCom, Inc. (a)	12,973	1,047,829
Edwards Lifesciences Corp. (a)	19,672	1,560,186
GE HealthCare Technologies, Inc.	14,800	1,055,536
Gilead Sciences, Inc.	63,246	7,101,893
GSK PLC ADR	65,900	2,448,185
Haleon PLC ADR	153,125	1,443,969
Hologic, Inc. (a)	7,452	497,943
IDEXX Laboratories, Inc. (a)	2,719	1,452,789
Illumina, Inc. (a)	5,349	549,396
Insulet Corp. (a)	2,300	663,320
Intuitive Surgical, Inc. (a)	8,000	3,848,720
Lonza Group AG ADR	23,300	1,625,175
Merck & Co., Inc.	84,635	6,611,686
Merck KGaA ADR	20,700	517,914
Mettler-Toledo International, Inc. (a)	690	851,239
Novo Nordisk A/S ADR	114,656	5,396,858
Pfizer, Inc.	190,870	4,445,362
Quest Diagnostics, Inc.	3,715	621,928
Regeneron Pharmaceuticals, Inc.	3,400	1,854,564
ResMed, Inc.	4,846	1,317,821
Sanofi SA ADR	77,116	3,519,574
STERIS PLC	3,300	747,417
Stryker Corp.	11,728	4,605,938
Takeda Pharmaceutical Co., Ltd. ADR	98,400	1,350,048
Thermo Fisher Scientific, Inc.	12,588	5,887,156
Veeva Systems, Inc., Class A (a)	4,906	1,394,285
Vertex Pharmaceuticals, Inc. (a)	8,643	3,948,728
Waters Corp. (a)	1,963	566,836

		105,017,629

Industrials – 8.1%
Assa Abloy AB ADR	64,042	1,054,131
Atlas Copco AB, Class A ADR	129,600	1,981,584
Automatic Data Processing, Inc.	13,668	4,230,246
Brambles, Ltd. ADR	23,100	706,398
Broadridge Financial Solutions, Inc.	3,900	965,289
Builders FirstSource, Inc. (a)	3,800	483,094
Carlisle Cos., Inc.	1,500	532,065
Carrier Global Corp.	26,700	1,832,154
Caterpillar, Inc.	15,800	6,920,716
Central Japan Railway Co. ADR	57,800	670,480
Cintas Corp.	11,572	2,575,349
Comfort Systems USA, Inc.	1,227	862,949
Copart, Inc. (a)	29,900	1,355,367
Deere & Co.	8,445	4,428,305
Deutsche Post AG ADR	30,900	1,390,809
Emerson Electric Co.	18,926	2,753,922
Equifax, Inc.	4,100	984,943
FANUC Corp. ADR	61,700	863,800
Fastenal Co.	38,916	1,795,195
Hubbell, Inc.	1,800	787,464
IDEX Corp.	2,600	425,126

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Industrials (Continued)
Illinois Tool Works, Inc.	9,352	$2,393,831
Ingersoll Rand, Inc.	13,669	1,156,807
Kone OYJ ADR	25,100	770,821
Lennox International, Inc.	1,100	669,900
Nidec Corp. ADR	134,712	643,923
Old Dominion Freight Line, Inc.	6,600	985,050
Otis Worldwide Corp.	13,500	1,156,815
Owens Corning	2,933	408,948
PACCAR, Inc.	17,500	1,728,300
Paychex, Inc.	10,931	1,577,671
Pentair PLC	5,500	562,100
Quanta Services, Inc.	5,000	2,030,650
Recruit Holdings Co., Ltd. ADR	223,700	2,662,030
RELX PLC ADR	62,300	3,232,747
Rockwell Automation, Inc.	3,872	1,361,821
Schneider Electric SE ADR	94,600	4,942,850
Siemens AG ADR	53,236	6,806,223
SMC Corp. ADR	40,500	707,130
Snap-on, Inc.	1,700	546,023
Thomson Reuters Corp.	4,600	924,186
Trane Technologies PLC	11,307	4,953,371
United Parcel Service, Inc., Class B	24,693	2,127,549
United Rentals, Inc.	2,159	1,906,267
Veralto Corp.	7,838	821,658
Vertiv Holdings Co., Class A	19,000	2,766,400
Watsco, Inc.	1,200	541,056
Westinghouse Air Brake Technologies Corp.	5,791	1,112,162
Wolters Kluwer NV ADR	8,000	1,244,080
WW Grainger, Inc.	1,470	1,528,124
Xylem, Inc.	8,200	1,185,884

		91,053,763

Information Technology – 36.4%
Accenture PLC, Class A	21,200	5,662,520
Adobe, Inc. (a)	14,424	5,159,321
Advanced Micro Devices, Inc. (a)	54,450	9,600,079
Analog Devices, Inc.	16,611	3,731,329
Apple, Inc.	352,696	73,209,109
Applied Materials, Inc	27,002	4,861,980
AppLovin Corp., Class A (a)	8,400	3,281,880
Arista Networks, Inc. (a)	33,100	4,078,582
Atlassian Corp., Class A (a)	3,700	709,586
Autodesk, Inc. (a)	10,907	3,306,021
Cadence Design Systems, Inc. (a)	9,184	3,348,211
Cisco Systems, Inc	120,891	8,230,259
Cloudflare, Inc., Class A (a)	14,800	3,073,664
Crowdstrike Holdings, Inc., Class A (a)	8,080	3,672,926
Datadog, Inc., Class A (a)	10,200	1,427,796
First Solar, Inc. (a)	3,400	594,082
Fortinet, Inc. (a)	32,400	3,236,760
Hewlett Packard Enterprise Co.	43,900	908,291
Intel Corp.	133,279	2,638,924
International Business Machines Corp.	31,166	7,889,673
Intuit, Inc.	9,222	7,240,469
Marvell Technology, Inc.	29,275	2,352,832
Micron Technology, Inc.	37,900	4,136,406
Microsoft Corp.	179,261	95,635,743
MongoDB, Inc. (a)	2,400	570,936
NetApp, Inc.	7,008	729,743
NVIDIA Corp.	565,080	100,510,780

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Information Technology (Continued)
Palo Alto Networks, Inc. (a)	33,550	$5,824,280
QUALCOMM, Inc.	36,800	5,400,768
Roper Technologies, Inc.	3,657	2,012,813
Salesforce, Inc.	31,534	8,146,178
ServiceNow, Inc. (a)	6,958	6,562,229
Shopify, Inc., Class A (a)	59,400	7,259,274
Snowflake, Inc., Class A (a)	14,900	3,330,150
Synopsys, Inc. (a)	5,143	3,257,936
Texas Instruments, Inc.	30,852	5,586,063
Tyler Technologies, Inc. (a)	1,000	584,560
Zoom Communications, Inc., Class A (a)	7,731	572,480

		408,334,633

Materials – 2.2%
Air Liquide SA ADR	97,741	3,850,995
Air Products & Chemicals, Inc.	7,259	2,089,721
Avery Dennison Corp.	2,600	436,202
Ball Corp	9,500	543,970
Ecolab, Inc.	8,548	2,237,525
International Flavors & Fragrances, Inc.	8,300	589,549
International Paper Co.	17,700	827,298
Linde PLC	15,930	7,331,942
Nucor Corp.	7,792	1,114,801
PPG Industries, Inc.	7,642	806,231
Sherwin-Williams Co. (The)	7,792	2,578,217
Smurfit WestRock PLC	17,585	780,422
Steel Dynamics, Inc.	4,800	612,288
Vulcan Materials Co.	4,344	1,193,167

		24,992,328

Real Estate – 2.4%
Alexandria Real Estate Equities, Inc.	5,800	443,294
American Tower Corp.	15,709	3,273,599
CBRE Group, Inc., Class A (a)	9,722	1,514,104
CoStar Group, Inc. (a)	13,810	1,314,574
Crown Castle, Inc.	14,722	1,547,135
Digital Realty Trust, Inc.	11,292	1,992,361
Equinix, Inc.	3,331	2,615,401
Essex Property Trust, Inc.	2,200	572,396
Mid-America Apartment Communities, Inc.	3,800	541,234
Prologis, Inc.	31,222	3,333,885
Public Storage	5,377	1,462,221
SBA Communications Corp.	3,507	788,093
Simon Property Group, Inc.	10,400	1,703,416
Ventas, Inc.	15,163	1,018,650
Welltower, Inc.	22,300	3,681,061
Weyerhaeuser Co.	24,600	616,230

		26,417,654

Utilities – 0.6%
Alliant Energy Corp.	8,500	552,585
Consolidated Edison, Inc.	11,761	1,217,264
Eversource Energy	12,158	803,644

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Utilities (Continued)
Fortis, Inc.	17,000	$832,490
National Grid PLC ADR	31,719	2,232,700
SSE PLC ADR	37,400	915,178

		6,553,861

Total Investments – 99.9% (Cost $524,876,038) (b)		1,119,164,551

Other Assets, less liabilities – 0.1%		1,031,733

Net Assets – 100.0%		$1,120,196,284

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $530,298,740. The aggregate gross unrealized appreciation is 604,921,780 and the aggregate gross unrealized depreciation is $16,055,969, resulting in net unrealized appreciation of $588,865,811.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025

SECURITY	SHARES	VALUE
Long Term Investments – 93.8%
Common Stocks – 93.8%
Communication Services – 1.5%
New York Times Co. (The), Class A	10,750	$557,818

		557,818

Consumer Discretionary – 6.5%
BYD Co., Ltd., Class H	22,008	321,335
Levi Strauss & Co., Class A	30,903	608,480
MercadoLibre, Inc. (a)	448	1,063,503
On Holding AG, Class A (a)	10,056	488,420

		2,481,738

Financials – 16.3%
CaixaBank SA	103,403	972,847
DNB Bank ASA	20,475	518,012
Federal Agricultural Mortgage Corp., Class C	2,889	497,688
Fiserv, Inc. (a)	6,101	847,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,493	1,632,094
Resona Holdings, Inc.	154,062	1,402,581
Wise PLC, Class A (a)	26,877	359,049

		6,229,944

Health Care – 16.0%
DexCom, Inc. (a)	7,832	632,591
GE HealthCare Technologies, Inc.	9,492	676,969
GSK PLC	33,138	609,540
Haleon PLC	132,417	621,124
Hologic, Inc. (a)	12,533	837,455
Inspire Medical Systems, Inc. (a)	3,508	436,886
Intuitive Surgical, Inc. (a)	1,376	661,980
Natera, Inc. (a)	4,705	628,870
Vertex Pharmaceuticals, Inc. (a)	2,258	1,031,613

		6,137,028

Industrials – 28.5%
Acuity, Inc.	2,401	747,551
Arcadis NV	18,473	921,945
Blue Bird Corp. (a)	11,393	510,292
Brambles, Ltd.	55,021	841,791
Comfort Systems USA, Inc.	1,356	953,675
Daifuku Co., Ltd.	20,700	524,045
Metso OYJ	54,310	682,095
Mueller Water Products, Inc., Class A	28,191	698,009
Prysmian SpA	12,117	967,705
Quanta Services, Inc.	1,873	760,682
Schneider Electric SE	3,617	936,055
Veralto Corp.	7,115	745,865
Wolters Kluwer NV	3,906	608,394
Xylem, Inc.	6,942	1,003,952

		10,902,056

Information Technology – 19.9%
ASML Holding NV, Class G	972	675,258
Autodesk, Inc. (a)	2,646	802,029
Ciena Corp. (a)	7,138	662,692
Corning, Inc.	10,427	659,403
Crowdstrike Holdings, Inc., Class A (a)	1,735	788,679
First Solar, Inc. (a)	2,164	378,116

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

SECURITY	SHARES	VALUE

Information Technology (Continued)
Flex, Ltd. (a)	16,217	$808,742
International Business Machines Corp.	3,337	844,761
Palo Alto Networks, Inc. (a)	4,981	864,702
Sage Group PLC (The)	43,997	706,444
Shopify, Inc., Class A (a)	3,476	424,802

		7,615,628

Materials – 1.6%
CRH PLC	6,481	618,612

		618,612

Real Estate – 2.0%
Ventas, Inc.	11,434	768,136

		768,136

Utilities – 1.5%
SSE PLC	23,058	565,203

		565,203

Total Investments – 93.8% (Cost $28,030,957) (b)		35,876,163

Other Assets, less liabilities – 6.2%		2,381,142

Net Assets – 100.0%		$ 38,257,305

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $28,177,953. The aggregate gross unrealized appreciation is $8,547,974 and the aggregate gross unrealized depreciation is $849,764, resulting in net unrealized appreciation of $7,698,210.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country	(% Of Net Assets)(a)	Portfolio Holdings by Country	(% Of Net Assets)(a)

United States	58.0%	Australia	2.2%

Netherlands	5.8%	Finland	1.8%

Japan	5.0%	Norway	1.4%

Germany	4.3%	Switzerland	1.3%

United Kingdom	4.3%	Canada	1.1%

Brazil	2.8%	China	0.8%

Spain	2.5%	Other Assets, less liabilities	6.2%

Italy	2.5%	Total	100.0%

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Long Term Investments – 97.7%
Common Stocks – 97.7%
Australia – 6.1%
BlueScope Steel, Ltd.	Materials	129,200	$1,958,709
Charter Hall Group	Equity Real Estate Investment Trusts (REITs)	30,624	397,546
Computershare, Ltd.	Commercial & Professional Services	242,300	6,522,571
Fortescue, Ltd.	Materials	1,694,830	19,175,740
JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	59,700	4,251,954
Pro Medicus, Ltd.	Health Care Equipment & Services	57,452	11,798,031
QBE Insurance Group, Ltd.	Insurance	433,700	6,433,600
Scentre Group	Equity Real Estate Investment Trusts (REITs)	1,468,100	3,513,514

			54,051,665

Austria – 0.0% *
voestalpine AG	Materials	7,350	203,153

			203,153

Belgium – 1.6%
D’ieteren Group	Consumer Discretionary Distribution & Retail	9,750	1,925,947
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	58,700	12,611,979

			14,537,926

Brazil – 0.0% *
Banco do Brasil SA	Banks	838	2,948
Klabin SA	Materials	6,142	4,135

			7,083

China – 1.4%
Alibaba Group Holding, Ltd.	Consumer Discretionary Distribution & Retail	59,300	891,561
BYD Co., Ltd., Class H	Automobiles & Components	229,800	3,355,275
China Life Insurance Co., Ltd., Class H	Insurance	1,695,700	4,898,215
Lenovo Group, Ltd.	Technology Hardware & Equipment	1,970,900	2,527,185
SITC International Holdings Co., Ltd.	Transportation	321,400	1,041,991

			12,714,227

Côte d’Ivoire (Ivory Coast) – 0.1%
Endeavour Mining PLC	Materials	12,375	375,890

			375,890

Denmark – 0.6%
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	358	16,650
Pandora A/S	Consumer Durables & Apparel	21,526	3,553,847
Rockwool A/S, B Shares	Capital Goods	37,700	1,652,037
Vestas Wind Systems A/S	Capital Goods	290	5,295

			5,227,829

Finland – 0.2%
Nokia OYJ ADR	Technology Hardware & Equipment	522,882	2,133,359

			2,133,359

France – 6.8%
Accor SA	Consumer Services	24,800	1,256,960
Amundi SA	Financial Services	13,200	975,486
BNP Paribas SA	Banks	193,259	17,621,013
Carrefour SA	Consumer Staples Distribution & Retail	381	5,460
Covivio SA	Equity Real Estate Investment Trusts (REITs)	21,800	1,411,371
Credit Agricole SA	Banks	197,100	3,627,529
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	2,745,488

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Country/Security(a)	INDUSTRY	SHARES	VALUE
France (Continued)
Kering SA	Consumer Durables & Apparel	18	$4,420
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	301,400	11,505,018
Societe Generale SA	Banks	231,400	14,769,916
Unibail-Rodamco-Westfield (b)	Equity Real Estate Investment Trusts (REITs)	67,615	6,554,549

			60,477,210

Germany – 11.2%
adidas AG	Consumer Durables & Apparel	21,733	4,153,803
Aroundtown SA (b)	Real Estate Management & Development	332,400	1,198,665
Deutsche Telekom AG	Telecommunication Services	477	17,108
Deutsche Wohnen SE	Real Estate Management & Development	45,600	1,156,681
Evonik Industries AG	Materials	47,368	940,637
GEA Group AG	Capital Goods	105,200	7,556,541
HelloFresh SE (b)	Consumer Staples Distribution & Retail	69,900	735,534
Mercedes-Benz Group AG	Automobiles & Components	259,000	14,664,644
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	11,750	1,468,566
Nemetschek SE	Software & Services	13,900	2,071,003
SAP SE	Software & Services	91,750	26,236,419
Scout24 SE	Media & Entertainment	39,100	5,225,387
Siemens AG	Capital Goods	6,500	1,655,570
Siemens Energy AG (b)	Capital Goods	104,728	12,125,268
Siemens Healthineers AG	Health Care Equipment & Services	138,900	7,481,519
Talanx AG	Insurance	54,200	7,184,049
TeamViewer SE (b)	Software & Services	192,000	1,963,573
Zalando SE (b)	Consumer Discretionary Distribution & Retail	125,900	3,670,998

			99,505,965

Hong Kong – 2.1%
Cathay Pacific Airways, Ltd.	Transportation	3,743,800	5,564,469
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	109,800	5,942,244
Swire Pacific, Ltd., Class A	Capital Goods	416,400	3,763,979
Techtronic Industries Co., Ltd.	Capital Goods	258,000	3,085,073

			18,355,765

Hungary – 0.2%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	64,012	1,921,348

			1,921,348

India – 0.0%*
Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	17,989

			17,989

Ireland – 1.1%
AerCap Holdings NV	Capital Goods	92,756	9,948,081

			9,948,081

Israel – 0.3%
Wix.com, Ltd. (b)	Software & Services	17,495	2,379,845

			2,379,845

Italy – 3.1%
Coca-Cola HBC AG	Food, Beverage & Tobacco	27,500	1,429,235
Hera SpA	Utilities	824,900	3,529,714
Terna - Rete Elettrica Nazionale	Utilities	229,437	2,220,020
UniCredit SpA	Banks	111,600	8,210,832
Unipol Assicurazioni SpA	Insurance	611,445	12,264,181

			27,653,982

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Country/Security(a)	INDUSTRY	SHARES	VALUE
Japan – 19.0%
Advantest Corp.	Semiconductors & Semiconductor Equipment	37,600	$2,500,366
Aisin Corp.	Automobiles & Components Technology	112,400	1,553,369
Alps Alpine Co., Ltd.	Hardware & Equipment	93,500	990,566
Bandai Namco Holdings, Inc.	Consumer Durables & Apparel	15,500	501,222
Brother Industries, Ltd.	Technology Hardware & Equipment	116,400	1,980,644
Central Japan Railway Co.	Transportation	77,000	1,795,038
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	352,400	5,388,318
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	12,320
Dai-ichi Life Holdings, Inc.	Insurance	599,600	4,744,145
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,207
Fast Retailing Co., Ltd.	Commercial & Professional Services	800	15,251,485
Food & Life Cos., Ltd.	Consumer Services	17,000	856,229
Kakaku.com, Inc.	Media & Entertainment	160,800	2,733,034
Kao Corp.	Household & Personal Products	337,400	15,181,800
Konica Minolta, Inc. (b)	Technology Hardware & Equipment	382,200	1,242,568
Kose Corp.	Household & Personal Products	100	3,838
Kuraray Co., Ltd.	Materials	76,500	945,805
Lion Corp.	Household & Personal Products	79,300	772,601
Makita Corp.	Capital Goods	359,800	11,138,731
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	25,600	526,769
Mazda Motor Corp.	Automobiles & Components	685,800	4,112,399
Medipal Holdings Corp.	Health Care Equipment & Services	83,700	1,385,869
MISUMI Group, Inc.	Capital Goods	185,700	2,674,086
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	46,220	865,350
MonotaRO Co., Ltd.	Capital Goods	550,900	9,809,830
MS&AD Insurance Group Holdings, Inc.	Insurance	40,200	864,780
Nexon Co., Ltd.	Media & Entertainment	50,400	927,119
Nippon Express Holdings, Inc.	Transportation	87,500	1,922,107
Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	46,900	1,009,806
Nisshin Seifun Group, Inc.	Food, Beverage & Tobacco	45,000	521,632
Nomura Holdings, Inc.	Financial Services	2,225,800	14,704,293
NSK, Ltd.	Capital Goods	1,114,400	5,333,009
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	41,200	1,961,520
Panasonic Holdings Corp.	Consumer Durables & Apparel	90,000	859,715
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	3,192,118
Recruit Holdings Co., Ltd.	Commercial & Professional Services	299,100	17,745,937
Seiko Epson Corp.	Technology Hardware & Equipment	190,900	2,422,197
Sompo Holdings, Inc.	Insurance	248,200	7,318,680
Sony Group Corp.	Consumer Durables & Apparel	75,850	1,824,443
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	246,800	9,015,398
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	9,500	1,510,297
TOPPAN Holdings, Inc.	Commercial & Professional Services	540	14,552
Trend Micro, Inc.	Software & Services	174,200	10,622,440

			168,740,632

Mexico – 0.0% *
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	3,409

			3,409

Netherlands – 4.4%
ABN AMRO Bank NV	Banks	483,750	13,984,455
Arcadis NV	Commercial & Professional Services	25,675	1,281,380
Argenx SE ADR (b)	Pharmaceuticals, Biotechnology & Life Sciences	14,820	9,934,291
ASML Holding NV	Semiconductors & Semiconductor Equipment	2,144	1,485,948
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	164	6,477
NN Group NV	Insurance	177,300	11,938,601

			38,631,152

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Country/Security(a)	INDUSTRY	SHARES	VALUE
Norway – 0.0% *
Norsk Hydro ASA	Materials	931	$5,518
Orkla ASA	Food, Beverage & Tobacco	1,040	10,937

			16,455

Singapore – 3.9%
DBS Group Holdings, Ltd.	Banks	503,700	18,488,041
Grab Holdings, Ltd., Class A (b)	Transportation	804,144	3,932,264
Singapore Exchange, Ltd.	Financial Services	252,700	3,098,507
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	91,700	2,333,675
United Overseas Bank, Ltd.	Banks	242,700	6,742,870

			34,595,357

South Korea – 0.9%
DB Insurance Co., Ltd.	Insurance	48,400	4,448,661
Industrial Bank of Korea	Banks	76,200	1,063,101
Woori Financial Group, Inc.	Banks	143,600	2,547,920

			8,059,682

Spain – 4.6%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,117,324	18,635,016
Banco Santander SA	Banks	2,336,618	20,073,375
Corp. ACCIONA Energias Renovables SA	Utilities	210	5,654
Mapfre SA	Insurance	503,500	2,050,542

			40,764,587

Sweden – 2.6%
AddTech AB, B Shares	Capital Goods	18,381	617,936
Alfa Laval AB	Capital Goods	78,700	3,419,326
Assa Abloy AB, Class B	Capital Goods	47,161	1,559,949
Atlas Copco AB, B Shares	Capital Goods	76,100	1,029,873
Essity AB, Class B	Household & Personal Products	318	7,841
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	6,520
Husqvarna AB, B Shares	Capital Goods	162,000	877,409
Lifco AB, B Shares	Capital Goods	26,800	954,645
SSAB AB, B Shares	Materials	117,001	663,335
Telefonaktiebolaget LM Ericsson, B Shares	Technology Hardware & Equipment	1,737,150	12,617,929
Trelleborg AB, B Shares	Capital Goods	25,000	908,370

			22,663,133

Switzerland – 6.3%
ABB, Ltd.	Capital Goods	264,750	17,287,669
Accelleron Industries AG	Capital Goods	39,600	3,606,841
Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	112,450	18,360,406
DSM-Firmenich AG	Materials	26,200	2,517,282
Galderma Group AG	Pharmaceuticals, Biotechnology & Life Sciences	13,550	2,126,962
Givaudan SA	Materials	2,170	9,071,353
Logitech International SA	Technology Hardware & Equipment	13,900	1,288,903
Sonova Holding AG	Health Care Equipment & Services	4,425	1,211,053

			55,470,469

Taiwan – 1.4%
Accton Technology Corp.	Technology Hardware & Equipment	82,400	2,433,617
Asustek Computer, Inc.	Technology Hardware & Equipment	66,900	1,483,803
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	637,500	4,206,795
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	90,000	4,075,611

			12,199,826

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Country/Security(a)	INDUSTRY	SHARES	VALUE
United Kingdom – 12.3%
3i Group PLC	Financial Services	329,591	$18,009,550
Associated British Foods PLC	Food, Beverage & Tobacco	240,000	6,949,317
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	35,200	5,135,385
Auto Trader Group PLC	Media & Entertainment	605,800	6,687,905
Barclays PLC	Banks	2,347,900	11,476,578
Burberry Group PLC (b)	Consumer Durables & Apparel	312	5,292
Compass Group PLC	Consumer Services	72,850	2,563,979
InterContinental Hotels Group PLC	Consumer Services	133,192	15,322,424
Investec PLC	Financial Services	77,900	573,046
J Sainsbury PLC	Consumer Staples Distribution & Retail	1,507,260	6,026,918
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,091
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	1,955,768	8,982,038
National Grid PLC	Utilities	256,200	3,600,140
Sage Group PLC (The)	Software & Services	534,300	8,579,066
Unilever PLC	Household & Personal Products	237	13,751
Vodafone Group PLC	Telecommunication Services	14,155,671	15,347,532

			109,279,012

United States – 7.5%
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	843,727	15,519,499
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	270,053	30,755,538
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	143,700	12,900,039
Schneider Electric SE	Capital Goods	15,900	4,114,812
Smurfit WestRock PLC	Materials	119	5,346
Spotify Technology SA (b)	Media & Entertainment	5,356	3,355,748

			66,650,982

Total Investments – 97.7% (Cost $680,505,464) (c)			866,586,013

Other Assets, less liabilities – 2.3%			20,073,419

Net Assets – 100.0%			$886,659,432

* Amount is less than 0.05%.

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

(b) Non-income producing security.

(c) The aggregate cost for federal income tax purposes is $693,116,689. The aggregate gross unrealized appreciation is $191,177,919 and the aggregate gross unrealized depreciation is $17,708,595, resulting in net unrealized appreciation of $173,469,324.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025

Security	Principal Amount^	Value
Long Term Investments – 110.4%
Mortgage Backed Securities – 43.4%
Agency Collateralized Mortgage Obligations – 8.0%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	457,531	$443,729
Series 2023-2, Class A1, 6.525% to 5/1/27, 6/25/58 (a)(c)	228,127	228,787
Federal Home Loan Mortgage Corp.
Series 2021-HQA4, Class M1, 5.300%, (1 Month USD SOFR + 0.950%), 12/25/41 (a)(b)	570,566	570,500
Series 3768, Class CB, 3.500%, 12/15/25	3,224	3,211
Series 3800, Class CB, 3.500%, 2/15/26	4,804	4,785
Series 3806, Class L, 3.500%, 2/15/26	31,181	31,022
Series 3877, Class LM, 3.500%, 6/15/26	11,673	11,630
Series 4961, Class JB, 2.500%, 12/15/42	138,504	126,685
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	55,846	55,257
Series 2017-105, Class ZE, 3.000%, 1/25/48	1,006,762	781,827
Series 2020-1, Class AC, 3.500%, 8/25/58	174,174	164,184
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	766,075
Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 7.450%, (1 Month USD SOFR + 3.100%), 10/25/41 (a)(b)	510,000	521,571
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.757%, 9/25/45 (b)(d)	2,071,669	223,490
Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.226%, 7/25/41 (b)(d)	1,155,591	102,004
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.634%, 11/25/29 (b)(d)	8,727,079	203,443
Series K111, Class X1, 1.566%, 5/25/30 (b)(d)	1,430,081	87,467
Series K112, Class X1, 1.430%, 5/25/30 (b)(d)	1,483,478	83,389
Series K113, Class X1, 1.374%, 6/25/30 (b)(d)	2,513,523	135,753
Series K114, Class X1, 1.113%, 6/25/30 (b)(d)	2,328,421	104,823
Series K119, Class X1, 0.923%, 9/25/30 (b)(d)	4,901,719	188,425
Series K121, Class X1, 1.016%, 10/25/30 (b)(d)	646,725	27,079
Series K122, Class X1, 0.871%, 11/25/30 (b)(d)	357,775	13,365
Series K124, Class X1, 0.716%, 12/25/30 (b)(d)	1,456,310	46,319
Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,250,669
Series K162, Class A2, 5.150%, 12/25/33 (b)	1,500,000	1,553,778
Series K740, Class X1, 0.730%, 9/25/27 (b)(d)	1,259,837	16,142
Series KG03, Class X1, 1.367%, 6/25/30 (b)(d)	3,139,462	166,220
Series KG04, Class X1, 0.844%, 11/25/30 (b)(d)	2,395,223	85,115
Series KG05, Class X1, 0.311%, 1/25/31 (b)(d)	2,462,704	34,618
Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,292,959	60,874
Series KSG1, Class X1, 1.139%, 9/25/30 (b)(d)	3,980,965	180,461
Series Q014, Class X, 2.774%, 10/25/55 (b)(d)	1,970,399	286,143
FREMF Mortgage Trust
Series 2017-K65, Class B, 4.083%, 7/25/50 (a)(b)	155,000	152,681
Series 2017-K66, Class B, 4.037%, 7/25/27 (a)(b)	136,000	133,494
Series 2017-K67, Class B, 3.946%, 9/25/49 (a)(b)	85,000	83,354
Series 2017-K67, Class C, 3.946%, 9/25/49 (a)(b)	100,000	97,506
Series 2017-K68, Class B, 3.840%, 10/25/49 (a)(b)	90,000	88,061
Series 2017-K69, Class C, 3.726%, 10/25/49 (a)(b)	40,000	38,679
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	214,087
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	63,132
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	58,139
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(b)	1,070,000	1,050,439
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	531,280
Series 2018-KW07, Class B, 4.108%, 10/25/31 (a)(b)	461,000	412,992
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	656,584
Series 2019-K103, Class B, 3.456%, 12/25/51 (a)(b)	525,000	489,182
Series 2019-K95, Class B, 3.922%, 8/25/52 (a)(b)	500,000	477,787
Series 2019-K95, Class C, 3.922%, 8/25/52 (a)(b)	307,000	289,850
Series 2019-K97 , Class C, 3.768%, 9/25/51 (a)(b)	204,000	194,134

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2019-K99, Class B, 3.646%, 10/25/52 (a)(b)	565,000	$536,048
Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(b)	520,000	492,960
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	197,124	182,336
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	394,316	262,496
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,066,543
Series 2022-136, Class KZ, 4.000%, 8/20/52	650,069	436,700
PRPM LLC, Series 2025-2, Class A1, 6.469% to 5/1/28, 5/25/30 (a)(c)	587,105	588,244
X-Caliber Funding LLC, Series 2025-VFN1, Class A, 7.011%, (1 Month USD SOFR CME + 2.682%), 6/17/30 (a)(b)	845,000	846,503

		20,002,051

Commercial Mortgage-Backed Securities – 5.3%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	777,420
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.755%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	220,895
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	71,553	70,649
Series 2019-BN18, Class XA, 0.881%, 5/15/62 (b)(d)	2,083,142	57,010
Series 2019-BN24, Class XA, 0.632%, 11/15/62 (b)(d)	5,421,076	132,494
Series 2020-BN28, Class XA, 1.759%, 3/15/63 (b)(d)	1,860,789	132,870
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.218%, 3/15/62 (b)(d)	1,914,671	70,950
Series 2020-B18, Class XA, 1.798%, 7/15/53 (b)(d)	409,247	22,149
Series 2020-B22, Class XA, 1.501%, 1/15/54 (b)(d)	875,309	56,322
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	975,418	929,658
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/46 (a)(b)	1,000,000	1,003,339
BX Trust, Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	376,861
COMM Mortgage Trust
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	439,535
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	82,795
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	81,396
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	592,089
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.705%, 9/15/53 (b)	508,568	24,046
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317%, 8/10/42 (a)(b)	180,000	180,000
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	809,233
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	892,920
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.346%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	547,506
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,595,506
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	388,622
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	727,734
STWD Mortgage Trust, Series 2021-LIH, Class E, 7.359%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	954,691
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,438,035
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class B, 5.935%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(b)	385,000	384,672
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	260,390	259,797

		13,249,194

Federal Home Loan Mortgage Corporation – 5.1%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	5,420	5,324
2.500%, 11/1/27	13,466	13,228
3.000%, 1/1/27	14,516	14,357
3.000%, 7/1/42	17,072	15,323
3.000%, 5/1/45	142,239	126,226

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Federal Home Loan Mortgage Corporation (Continued)
3.500%, 12/1/32	57,340	$56,188
3.500%, 6/1/48	297,158	270,234
4.000%, 2/1/37	31,436	30,738
4.000%, 8/1/39	17,187	16,540
4.000%, 10/1/39	31,374	30,186
4.000%, 10/1/39	27,983	26,958
4.000%, 11/1/39	14,116	13,571
4.000%, 10/1/40	47,474	45,607
4.000%, 11/1/40	41,757	40,111
4.000%, 11/1/40	7,600	7,301
4.000%, 11/1/40	5,425	5,215
4.000%, 12/1/40	20,049	19,258
4.000%, 6/1/41	3,924	3,827
4.500%, 4/1/35	36,897	36,506
4.500%, 9/1/35	50,898	50,407
4.500%, 7/1/36	39,641	39,250
4.500%, 6/1/39	72,744	71,996
4.500%, 9/1/40	10,749	10,632
4.500%, 2/1/41	22,192	21,940
4.500%, 11/1/52	1,162,497	1,105,402
5.000%, 8/1/33	6,845	6,903
5.000%, 10/1/33	2,644	2,674
5.000%, 4/1/35	7,281	7,344
5.000%, 7/1/35	52,528	52,984
5.000%, 7/1/35	8,613	8,687
5.000%, 1/1/37	32,685	32,989
5.000%, 7/1/40	25,591	25,782
5.000%, 4/1/41	20,145	20,296
5.500%, 12/1/36	33,885	34,859
5.500%, 8/1/40	49,307	50,402
5.500%, 5/1/53	2,153,300	2,146,830
5.500%, 9/1/53	2,185,020	2,177,778
6.000%, 8/1/36	5,605	5,870
6.000%, 7/1/39	27,518	28,735
6.000%, 8/1/53	2,898,460	2,943,578
6.000%, 4/1/54	2,855,543	2,899,204
7.258%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	21,598	22,125

		12,543,365

Federal National Mortgage Association – 21.1%
Federal National Mortgage Association
2.000%, 10/1/27	18,459	18,025
2.000%, 1/1/28	23,540	22,914
2.000%, 2/1/52	3,949,526	3,144,120
2.000%, 3/1/52	3,749,023	3,000,784
2.500%, 11/1/31	23,033	21,850
2.500%, 12/1/31	8,182	7,827
2.500%, 12/1/43	63,624	55,575
2.500%, 4/1/45	95,183	80,819
2.500%, 12/1/51	4,643,120	3,827,409
2.500%, 12/1/51	2,533,729	2,103,327
3.000%, 8/1/46	21,956	19,292
3.000%, 10/1/46	427,588	376,143
3.000%, 11/1/46	521,002	454,520
3.000%, 12/1/46	204,550	177,816
3.000%, 1/1/52	2,391,619	2,052,622
3.000%, 6/1/52	4,071,389	3,557,627

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Federal National Mortgage Association (Continued)
3.500%, 12/1/31	2,847	$2,780
3.500%, 1/1/32	47,158	46,028
3.500%, 1/1/32	29,011	28,328
3.500%, 10/1/32	39,621	38,590
3.500%, 8/1/43	393,544	362,993
3.500%, 6/1/46	288,334	264,448
3.500%, 1/1/48	169,679	154,104
4.000%, 11/1/30	4,763	4,711
4.000%, 10/1/33	38,882	38,298
4.000%, 12/1/36	11,302	11,016
4.000%, 8/1/39	16,172	15,550
4.000%, 10/1/39	10,587	10,171
4.000%, 12/1/39	14,422	13,862
4.000%, 1/1/40	132,736	127,452
4.000%, 3/1/40	14,138	13,577
4.000%, 8/1/40	31,407	30,157
4.000%, 8/1/40	5,470	5,249
4.000%, 10/1/40	75,527	72,490
4.000%, 10/1/40	9,706	9,315
4.000%, 11/1/40	10,402	9,982
4.000%, 11/1/40	7,641	7,334
4.000%, 12/1/40	26,158	25,100
4.000%, 2/1/41	26,073	25,003
4.000%, 10/1/49	1,826,718	1,707,027
4.500%, 8/1/35	10,427	10,301
4.500%, 8/1/36	5,386	5,320
4.500%, 8/1/38	24,787	24,616
4.500%, 3/1/39	35,593	35,205
4.500%, 9/1/39	13,909	13,740
4.500%, 2/1/40	19,015	18,784
4.500%, 8/1/40	37,948	37,487
4.500%, 1/1/41	12,476	12,325
4.500%, 9/1/41	25,687	25,237
5.000%, 10/1/39	1,470	1,479
5.500%, 8/1/37	21,398	21,932
6.000%, 12/1/35	11,069	11,274
6.000%, 3/1/36	78,309	81,916
6.000%, 6/1/36	25,457	26,630
6.000%, 8/1/37	6,341	6,509
6.000%, 3/1/38	14,546	15,216
TBA 15 Yr, 2.000%, 8/1/39 (e)	1,100,000	999,001
TBA 30 Yr, 2.000%, 8/1/54 (e)	3,200,000	2,504,173
TBA 30 Yr, 2.500%, 8/1/54 (e)	1,125,000	921,981
TBA 30 Yr, 4.000%, 8/1/54 (e)	1,400,000	1,291,415
TBA 30 Yr, 6.000%, 8/1/54 (e)	24,135,000	24,472,361

		52,481,137

Government National Mortgage Association – 3.9%
Government National Mortgage Association
5.500%, 6/20/53	934,953	937,432
TBA 30 Yr, 2.000%, 8/20/54 (e)	2,900,000	2,341,907
TBA 30 Yr, 2.500%, 8/20/54 (e)	2,200,000	1,850,422
TBA 30 Yr, 3.500%, 8/20/54 (e)	3,400,000	3,055,628
TBA 30 Yr, 4.500%, 8/20/54 (e)	1,600,000	1,518,710

		9,704,099

Total Mortgage Backed Securities (Cost $113,324,760)		107,979,846

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Corporate Bonds and Notes – 27.4%
Basic Materials – 0.1%
Olympus Water US Holding Corp.
3.875%, 10/1/28 (f)	115,000	$130,231
5.375%, 10/1/29 (f)	125,000	133,068

		263,299

Communications – 2.2%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	817,882
Axian Telecom Holding & Management PLC, 7.250%, 7/11/30 (a)	855,000	858,499
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,290,139
Gen Digital, Inc., 6.250%, 4/1/33 (a)	115,000	117,527
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	438,078
7.375%, 4/2/32 (a)	400,000	411,250
Paramount Global
2.900%, 1/15/27	400,000	389,068
4.950%, 1/15/31	985,000	960,910
Vodafone Group PLC, 6.150%, 2/27/37	66,000	70,490

		5,353,843

Consumer, Cyclical – 0.7%
Forvia SE, 2.375%, 6/15/29 (f)	190,000	204,391
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	596,969
YMCA of Greater New York
2.303%, 8/1/26	765,000	743,434
Series 2020, 3.230%, 8/1/32	375,000	315,162

		1,859,956

Consumer, Non-cyclical – 5.2%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	294,544
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,299,616
Block, Inc., 6.500%, 5/15/32	700,000	718,769
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	702,396
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	751,565
Darling Global Finance BV, 4.500%, 7/15/32 (a)	100,000	116,002
Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	362,670
Grifols SA, 3.875%, 10/15/28 (f)	165,000	185,550
Howard University
Series 2020, 1.991%, 10/1/25 (AG)	120,000	119,272
Series 2020, 2.657%, 10/1/26 (AG)	100,000	97,554
Series 2020, 3.476%, 10/1/41 (AG)	865,000	627,446
Series 22A, 5.209%, 10/1/52	470,000	402,499
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,209,054
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	979,930
Lifespan Corp., 5.050%, Series 2025, 2/15/30 (AG)	465,000	468,547
PeaceHealth Obligated Group, 1.375%, Series 2020, 11/15/25	1,000,000	989,054
Picard Groupe SAS, 6.375%, 7/1/29 (f)	200,000	239,485
Rossini Sarl, 6.750%, 12/31/29 (f)	205,000	247,359
Royalty Pharma PLC
2.150%, 9/2/31	350,000	299,962
3.300%, 9/2/40	1,250,000	938,067
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	565,319
Sutter Health, 5.537%, Series 2025, 8/15/35	390,000	400,364
Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	953,092

		12,968,116

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Energy – 0.5%
Greenko Dutch BV
3.850%, 3/29/26 (a)	800,800	$789,778
3.850%, 3/29/26 (f)	413,600	407,908

		1,197,686

Financial – 14.3%
Air Lease Corp., 3.625%, 12/1/27	500,000	490,227
AXA SA, 8.600%, 12/15/30	400,000	474,240
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	615,470
Bank of Ireland Group PLC
5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,277,640
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,202,174
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	465,843
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,189,545
5.906%, (SOFR + 1.920%), 11/19/35 (a)(b)	1,640,000	1,670,639
Boston Properties LP, 3.650%, 2/1/26	430,000	427,747
BPCE SA
4.875%, 4/1/26 (a)	500,000	500,021
5.876%, (SOFR + 1.680%), 1/14/31 (a)(b)	770,000	798,261
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	470,511
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,504,044
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	245,093
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	1,200,000	1,305,523
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	442,794
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	741,432
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	994,539
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	600,000	594,839
HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 9/15/30 (a)	200,000	182,012
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	750,063
Intercontinental Exchange, Inc., 3.625%, 9/1/28	200,000	195,662
JPMorgan Chase & Co.
5.103%, (SOFR + 1.435%), 4/22/31 (b)	590,000	603,521
6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,109,984
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,515,564
4.375%, 2/28/34	6,000,000	6,031,265
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	673,851
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	875,637
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	589,998
NHP Foundation, 5.850%, 12/1/28	800,000	821,802
PennyMac Financial Services, Inc., 7.125%, 11/15/30 (a)	235,000	242,463
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	609,118
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,472,123
Trust Fibra Uno, 7.375%, 2/13/34 (f)	850,000	880,852
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	801,608
WLB Asset VII Pte. Ltd., 5.880%, 7/30/29 (a)	730,000	730,000

		35,496,105

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,553,078

		2,553,078

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Industrial – 0.7%
Beacon Mobility Corp., 7.250%, 8/1/30 (a)	120,000	$122,345
HTA Group, Ltd., 7.500%, 6/4/29 (f)	250,000	258,700
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	306,992
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	401,316
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	570,000	584,991

		1,674,344

Technology – 1.6%
Apple, Inc.
2.650%, 5/11/50	300,000	186,868
4.100%, 8/8/62	1,435,000	1,131,212
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	703,424
4.150%, 11/15/30	1,200,000	1,175,677
McAfee Corp., 7.375%, 2/15/30 (a)	275,000	255,270
Microsoft Corp., 3.041%, 3/17/62	1,000,000	634,459

		4,086,910

Utilities – 1.1%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	200,000	201,998
9.000%, 1/20/31 (a)	960,000	1,032,707
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	511,511
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30 (a)	575,000	574,258
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	358,765

		2,679,239

Total Corporate Bonds and Notes (Cost $71,521,079)		68,132,576

U.S. Government Agency Obligations – 25.1%
Farm Credit Bank of Texas , 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(b)	1,150,000	1,193,883
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,014,763
2.780%, 11/2/37	1,800,000	1,450,165
3.430%, 4/6/45	1,000,000	766,115
3.660%, 3/7/44	974,000	785,251
4.500%, 3/2/26	5,000,000	5,007,207
Federal Home Loan Bank Discount Notes
0.000%, 8/28/25	6,125,000	6,104,849
0.000%, 9/8/25	7,360,000	7,326,353
0.000%, 10/17/25	7,395,000	7,327,145
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,857,904
3.250%, 11/16/28	5,000,000	4,912,359
3.315%, 11/13/35	3,000,000	2,665,896
4.125%, 3/13/26	3,500,000	3,496,355
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,671,422
0.875%, 8/5/30	8,000,000	6,893,764
Federal National Mortgage Association Principal STRIPS, 0.000%, 7/15/37	9,000,000	5,018,782

Total U.S. Government Agency Obligations (Cost $66,066,785)		62,492,213

Municipal Bonds – 4.3%
City of New York Series H, 6.385%, 2/1/55	465,000	481,678
Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000	796,960

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Municipal Bonds (Continued)
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	365,965	$363,729
Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AG)	435,000	417,311
County of Riverside, CA
2.963%, 2/15/27	670,000	655,838
3.070%, 2/15/28	670,000	649,799
District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	180,000	180,571
Iowa Student Loan Liquidity Corp. Series A, 5.343%, 12/1/34	165,000	163,117
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	203,470
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	100,917
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000	922,540
Series A, 5.455%, 7/1/33	600,000	607,010
Series A, 6.069%, 7/1/33	175,000	181,857
New York Transportation Development Corp., 4.248%, 9/1/35	380,000	371,655
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment) Series B, 3.473%, 7/1/28	500,000	485,585
Oklahoma Development Finance Authority, (OU Medicine)
Series C, 4.650%, 8/15/30 (AG)	445,000	435,295
Series C, 5.450%, 8/15/28	770,000	748,462
United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000	1,822,684
University of Virginia Series C, 4.179%, 9/1/17	1,000,000	733,565
Uptown Development Authority Series B, 2.581%, 9/1/31 (AG)	100,000	88,888
Wisconsin Health & Educational Facilities Authority
Series B, 3.940%, 8/15/41	335,000	231,568
Series B, 4.190%, 8/15/55	190,000	105,076

Total Municipal Bonds (Cost $11,185,325)		10,747,575

Asset Backed Securities – 4.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	638,325
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	540,792
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	281,573
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	28,017	28,029
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000	339,734
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	91,952
Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000	180,944
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	61,294	61,266
Lendbuzz Securitization Trust
Series 2022-1A, 4.220%, 5/17/27 (a)	160,297	159,965
Series 2023-1A, 6.920%, 8/15/28 (a)	178,777	181,152
Series 2023-2A, 7.090%, 10/16/28 (a)	208,225	211,478
Series 2023-3A, 7.500%, 12/15/28 (a)	276,813	282,408
Series 2024-2A, 5.990%, 5/15/29 (a)	516,703	520,717
Series 2024-3A, 4.970%, 10/15/29 (a)	500,552	500,768
Series 2025-2A, 5.180%, 5/15/30 (a)	835,000	836,725
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	89,507	75,667
Series 2024-1A, 5.500%, 9/20/49 (a)	96,393	93,637
Series 2025-1A, 6.120%, 8/22/50 (a)	298,210	294,121
Prestige Auto Receivables Trust
Series 2024-1A, 5.710%, 5/15/28 (a)	225,000	225,670
Series 2024-2A, 4.560%, 2/15/29 (a)	125,000	124,868
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	340,000	334,546
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000	96,188
Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	644,603	558,436
Sunnova Helios V Issuer LLC Series2021-A, 1.800%, 2/20/48 (a)	182,593	142,065

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^		Value
Asset Backed Securities (Continued)
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	119,766		$119,127
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	1,124,353		1,126,790
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000		164,679
Tricolor Auto Securitization Trust
Series 2024-1A, 6.610%, 10/15/27 (a)	26,239		26,294
Series 2024-2A, 6.360%, 12/15/27 (a)	78,757		78,937
Series 2025-2A, 5.340%, 9/17/29 (a)	840,000		843,220
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		514,765
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		876,426

Total Asset Backed Securities (Cost $10,462,499)			10,551,264

Foreign Government & Agency Securities – 3.8%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,241,861
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,138,441
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	612,942
Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,119,975
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	873,747
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,293,137
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,156,141

Total Foreign Government & Agency Securities (Cost $10,365,141)			9,436,244

Senior Floating Rate Interests – 2.0%
Communication Services – 0.2%
Charter Communications Operating LLC 2024 Term Loan B5, 6.541%, (3 mo. USD SOFR CME + 2.250%), 12/15/31 (b)	274,433		274,691
Go Daddy Operating Co. LLC 2024 Term Loan B7, 6.106%, (1 mo. USD SOFR CME + 1.750%), 5/30/31 (b)	295,391		295,965

			570,656

Consumer Discretionary – 0.1%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 6.106%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (b)	205,641		206,457
USI, Inc. 2024 Term Loan D, 6.546%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (b)	161,724		161,774

			368,231

Consumer Staples – 0.4%
Core & Main LP 2024 Term Loan E, 6.270%, (6 mo. USD SOFR CME + 2.000%), 2/9/31 (b)	281,448		282,386
Insulet Corporation 2025 Term Loan, 6.356%, (1 mo. USD SOFR CME + 2.000%), 8/4/31 (b)	354,078		355,849
Verisure Holding AB 2021 Term Loan, 4.980%, (3 mo. EUR-EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	343,715

			981,950

Energy – 0.2%
Boels Topholding BV 2025 Term Loan B, 4.654%, (1 mo. EUR-EURIBOR + 2.750%), 5/23/31 (b)	344,828	EUR	395,067

			395,067

Financials – 0.2%
Blackhawk Network Holdings, Inc. 2025 Term Loan B, 8.356%, (1 mo. USD SOFR CME + 4.000%), 3/12/29 (b)	168,403		169,290
Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 9.308%, (3 mo. USD SOFR CME + 5.000%), 5/30/27 (b)	395,859		383,983

			553,273

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Security	Principal Amount^	Value
Industrials – 0.5%
Altium Packaging LLC 2024 Term Loan B, 6.856%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (b)	425,700	$425,345
Proampac PG Borrower LLC 2024 Term Loan, 8.324%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	399,477	401,787
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan 7.564%, (3 mo. USD SOFR CME + 3.250%), 6/24/32 (b)(g)	6,667	6,710
Term Loan B 7.571%, (3 mo. USD SOFR CME + 3.250%), 6/24/32 (b)	93,333	93,936
Van Pool Transportation LLC
2025 Delayed Draw Term Loan , 6/17/30 (b)(h)	27,108	27,171
2025 Term Loan , 6/17/30 (b)(h)	197,892	198,345

		1,153,294

Information Technology – 0.4%
Athenahealth Group, Inc. 2022 Term Loan B, 7.106%, (1 mo. USD SOFR CME + 2.750%), 2/15/29 (b)	346,811	346,872
Cotiviti Corp. 2025 2nd Amendment Term Loan, 7.079%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (b)	240,000	239,850
Zelis Payments Buyer, Inc. Term Loan B, 7.106%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	452,704	451,891

		1,038,613

Total Senior Floating Rate Interests (Cost $5,038,647)		5,061,084

Convertible Bonds – 0.2%
Consumer Discretionary – 0.1%
Etsy, Inc., 1.000%, 6/15/30 (a)	160,000	162,000

		162,000

Health Care – 0.1%
Dexcom, Inc., 0.250%, 11/15/25	205,000	202,691

		202,691

Total Convertible Bonds (Cost $375,899)		364,691

Total Long Term Investments (Cost $288,340,135)		274,765,493

Total Investments – 110.4% (Cost $288,340,135) (i)		274,765,493

Less Unfunded Loan Commitments – (0.0)% *		(4,563)

Net Investments – 110.4% (Cost $288,335,602)		274,760,930

Other Liabilities, less assets – (10.4)%		(25,811,458)

Net Assets – 100.0%		$248,949,472

* Amount is less than 0.05%.

^ The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities was $53,566,721, representing 21.5% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c) Step coupon bond.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $13,747,755 or 5.5% of the Fund’s net assets.

(g) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2025, the total value of unfunded loan commitments is $4,533.

(h) Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

(i) The aggregate cost for federal income tax purposes is $288,352,415. The aggregate gross unrealized appreciation is $1,912,243 and the aggregate gross unrealized depreciation is $15,549,181, resulting in net unrealized depreciation of $13,636,938.

Abbreviations

AG — Assured Guaranty Inc.

EURIBOR — Euro Interbank Offered Rate

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SOFR — Secured Overnight Financing Rate Data

TBA — To Be Announced

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

At July 31, 2025, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Royal Bank of Canada	9/17/25	2,449,000	$1,771,526	$26,031

United States Dollar	Euro Currency	Deutsche Bank AG	8/29/25	2,064,274	2,359,654	73,980

United States Dollar	Euro Currency	Deutsche Bank AG	9/17/25	7,019,000	8,033,440	36,936

United States Dollar	Pound Sterling	UBS AG	9/17/25	2,693,000	3,558,035	98,763

						$235,710

At July 31, 2025, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	63	$4,603,153	$4,606,881	9/15/25	$3,728

10-Year Canadian Government Bond (Long)	74	6,475,174	6,436,547	9/18/25	(38,627)

Euro-Bund (Long)	10	1,496,235	1,480,136	9/8/25	(16,099)

Euro-Btp (Short)	36	(4,968,670)	(4,961,205)	9/8/25	7,465

Euro-Buxl (Short)	5	(691,220)	(669,770)	9/8/25	21,450

Euro-Oat (Short)	42	(5,960,538)	(5,909,336)	9/8/25	51,202

					$29,119

At July 31, 2025, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	USD	1,655,000	$312,036	$53,090	$258,946

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	3,725	(88)	3,813

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(48,759)	(75)	(48,684)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	950,000	(21,954)	487	(22,441)

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	407,407	(1,875)	409,282

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	695,000	12,941	(1,698)	14,639

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	25,831	1,892	23,939

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	215,740	(26,817)	242,557

Pay Fixed rate annually 3.630% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/31	USD	3,545,000	20,485	52,700	(32,215)

Pay Fixed rate annually 2.593% Receive Floating rate annually 12 month USCPI	Morgan Stanley/LCH	11/8/34	USD	2,860,000	(6,885)	—	(6,885)

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	12,795,000	(695,221)	(302,644)	(392,577)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	10,400,000	206,459	443,116	(236,657)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2025

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	14,340,000	114,752	106,185	8,567

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	6,200,000	(114,481)	(118,741)	4,260

Pay Fixed rate annually 4.220% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	4,475,000	(25,557)	(843)	(24,714)

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	(11,548)	1,007	(12,555)

Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	14,865,000	93,011	96,482	(3,471)

Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/18/30	USD	2,723,000	(5,854)	(16,040)	10,186

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	2,370,000	20,758	(444)	21,202

						$285,694	$217,192

At July 31, 2025, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$371	$-	$371
Morgan Stanley & Co. International	2.360%	USA-CPI-U	5/9/55	915,000	12,339	(5,789)	18,128

						$(5,789)	$18,499

Abbreviations

AG — Assured Guaranty Inc.

CORRA — Canadian Overnight Repo Rate Average

ESTR — Euro Short-Term Rate

LCH — London Clearing House

SOFR — Secured Overnight Financing Rate Data

SONIA — Sterling Overnight Index Average

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $524,876,038)	$1,119,164,551
Cash	1,564,560
Receivable for capital shares	21,371
Dividend receivable	835,911
Tax reclaim receivable	172,986

Total assets	1,121,759,379

LIABILITIES
Payable for capital shares	522,839
Management fee payable	619,204
Distribution fee payable	151,477
Other accrued expenses	264,228
Foreign tax payable	5,347

Total liabilities	1,563,095

NET ASSETS	$1,120,196,284

NET ASSETS CONSISTS OF
Paid-in capital	$472,738,293
Total distributable earnings (loss)	647,457,991

NET ASSETS	$1,120,196,284

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	948,282,044

Outstanding shares of beneficial interest	24,259,428

Net Asset Value And Offering Price Per Share	$39.09

Institutional Shares
Net assets	151,443,855

Outstanding shares of beneficial interest	3,918,713

Net Asset Value And Offering Price Per Share	$38.65

Class Y Shares
Net assets	20,470,385

Outstanding shares of beneficial interest	528,650

Net Asset Value And Offering Price Per Share	$38.72

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $28,030,957)	$35,876,163
Cash	2,329,203
Foreign currency, at value (cost $127,023)	126,490
Receivable for capital shares	30,130
Dividend receivable	22,821
Tax reclaim receivable	29,040

Total assets	38,413,847

LIABILITIES
Payable for capital shares	40,750
Management fee payable	26,638
Other accrued expenses	88,598
Foreign tax payable	556

Total liabilities	156,542

NET ASSETS	$38,257,305

NET ASSETS CONSISTS OF
Paid-in capital	$32,645,680
Total distributable earnings (loss)	5,611,625

NET ASSETS	$38,257,305

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	24,737,657

Outstanding shares of beneficial interest	1,524,658

Net Asset Value And Offering Price Per Share	$16.23

Institutional Shares
Net assets	13,519,648

Outstanding shares of beneficial interest	825,957

Net Asset Value And Offering Price Per Share	$16.37

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $680,505,464)	$866,586,013
Cash	12,592,511
Foreign currency, at value (cost $565,863)	555,538
Receivable for securities sold	41,792,557
Receivable for capital shares	236,538
Dividend receivable	833,658
Tax reclaim receivable	4,918,832

Total assets	927,515,647

LIABILITIES
Payable for securities purchased	39,778,760
Payable for capital shares	86,088
Management fee payable	625,213
Distribution fee payable	16,222
Other accrued expenses	287,817
Foreign tax payable	62,115

Total liabilities	40,856,215

NET ASSETS	$886,659,432

NET ASSETS CONSISTS OF
Paid-in capital	$757,304,951
Total distributable earnings (loss)	129,354,481

NET ASSETS	$886,659,432

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	205,289,541

Outstanding shares of beneficial interest	19,457,079

Net Asset Value And Offering Price Per Share	$10.55

Institutional Shares
Net assets	434,946,531

Outstanding shares of beneficial interest	42,141,524

Net Asset Value And Offering Price Per Share	$10.32

Class Y Shares
Net assets	246,423,360

Outstanding shares of beneficial interest	23,806,109

Net Asset Value And Offering Price Per Share	$10.35

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $273,709)	$14,406,048
Interest income	42,062

Investment Income	14,448,110

EXPENSES
Management/Sponsorship fees	7,168,331
Distribution fees – Investor Shares	2,331,203
Transfer agent fees – Investor Shares	593,225
Transfer agent fees – Institutional Shares	5,758
Transfer agent fees – Class Y Shares	21,811
Custody and accounting fees	161,550
Professional fees	180,430
Registration fees – Investor Shares	30,271
Registration fees – Institutional Shares	22,025
Registration fees – Class Y Shares	22,478
Shareholder communication fees	87,175
Miscellaneous	259,268
Trustees fees	81,752
Shareholder service fees – Investor Shares	40,801
Shareholder service fees – Institutional Shares	160
Shareholder service fees – Class Y Shares	97

Total expenses	11,006,335
Fees waived and expenses reimbursed	(27,825)

Net expenses	10,978,510

NET INVESTMENT INCOME (LOSS)	3,469,600

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	70,989,955
Foreign currency	(1,304)

Net realized gain (loss)	70,988,651

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	39,350,039
Translation of assets and liabilities in foreign currencies	(136)

Net change in unrealized appreciation (depreciation)	39,349,903

NET REALIZED AND UNREALIZED GAIN (LOSS)	110,338,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,808,154

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $31,275)	$417,137
Interest income	74,158

Investment Income	491,295

EXPENSES
Management fees	307,931
Distribution fees – Investor Shares	54,808
Transfer agent fees – Investor Shares	72,929
Transfer agent fees – Institutional Shares	961
Custody and accounting fees	63,221
Professional fees	78,914
Registration fees – Investor Shares	27,075
Registration fees – Institutional Shares	26,587
Shareholder communication fees	9,857
Miscellaneous	17,501
Trustees fees	2,699
Shareholder service fees – Investor Shares	3,155
Shareholder service fees – Institutional Shares	49

Total expenses	665,687
Fees waived and expenses reimbursed	(194,267)

Net expenses	471,420

NET INVESTMENT INCOME (LOSS)	19,875

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	2,512,042
Foreign currency	2,194

Net realized gain (loss)	2,514,236

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(1,990,215)
Translation of assets and liabilities in foreign currencies	1,333

Net change in unrealized appreciation (depreciation)	(1,988,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)	525,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$545,229

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $2,545,325)	$23,024,729
Interest income	116,752

Investment Income	23,141,481

EXPENSES
Management fees	6,910,414
Distribution fees – Investor Shares	478,511
Transfer agent fees – Investor Shares	273,180
Transfer agent fees – Institutional Shares	3,330
Transfer agent fees – Class Y Shares	206,669
Custody and accounting fees	314,710
Professional fees	170,493
Registration fees – Investor Shares	18,765
Registration fees – Institutional Shares	24,687
Registration fees – Class Y Shares	23,514
Shareholder communication fees	97,870
Miscellaneous	274,439
Trustees fees	61,249
Shareholder service fees – Investor Shares	15,785
Shareholder service fees – Institutional Shares	295
Shareholder service fees – Class Y Shares	108

Net expenses	8,874,019

NET INVESTMENT INCOME (LOSS)	14,267,462

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	72,817,980
Foreign currency	(2,561)

Net realized gain (loss)	72,815,419

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	41,166,650
Translation of assets and liabilities in foreign currencies	270,808

Net change in unrealized appreciation (depreciation)	41,437,458

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,252,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,520,339

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,469,600	$4,313,829
Net realized gain (loss)	70,988,651	42,828,643
Net change in unrealized appreciation (depreciation)	39,349,903	142,057,040

Net Increase (Decrease) in Net Assets Resulting from Operations	113,808,154	189,199,512

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(47,648,560)	(8,035,635)
Class A Shares	-	(58,205)	[1]
Institutional Shares	(8,469,669)	(1,983,906)
Class Y Shares	(1,177,018)	(182,146)

Net Decrease in Net Assets from Distributions	(57,295,247)	(10,259,892)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	32,298,021	36,560,906
Net asset value of shares issued in reinvestment of distributions and dividends	52,664,198	9,283,858
Payments for shares redeemed	(122,772,803)	(84,761,923)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(37,810,584)	(38,917,159)

Total Increase (Decrease) in Net Assets	18,702,323	140,022,461

NET ASSETS
Beginning of period	$1,101,493,961	$961,471,500

End of period	$1,120,196,284	$1,101,493,961

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,875	$(26,562)
Net realized gain (loss)	2,514,236	(16,291)
Net change in unrealized appreciation (depreciation)	(1,988,882)	4,940,133

Net Increase (Decrease) in Net Assets Resulting from Operations	545,229	4,897,280

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	-	(3,296)
Institutional Shares	(23,349)	(17,868)

Net Decrease in Net Assets from Distributions	(23,349)	(21,164)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	6,064,647	2,885,341
Net asset value of shares issued in reinvestment of distributions and dividends	21,614	20,084
Payments for shares redeemed	(4,841,388)	(4,537,036)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,244,873	(1,631,611)

Total Increase (Decrease) in Net Assets	1,766,753	3,244,505

NET ASSETS
Beginning of period	$36,490,552	$33,246,047

End of period	$38,257,305	$36,490,552

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,267,462	$17,481,390
Net realized gain (loss)	72,815,419	67,371,963
Net change in unrealized appreciation (depreciation)	41,437,458	30,046,581

Net Increase (Decrease) in Net Assets Resulting from Operations	128,520,339	114,899,934

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,378,004)	(3,448,252)
Class A Shares	-	(151,385)	[1]
Institutional Shares	(9,424,867)	(10,718,427)
Class Y Shares	(5,198,531)	(5,358,138)

Net Decrease in Net Assets from Distributions	(18,001,402)	(19,676,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	135,843,879	86,907,351
Net asset value of shares issued in reinvestment of distributions and dividends	14,294,353	15,633,240
Payments for shares redeemed	(192,182,639)	(222,551,940)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(42,044,407)	(120,011,349)

Total Increase (Decrease) in Net Assets	68,474,530	(24,787,617)

NET ASSETS
Beginning of period	$818,184,902	$842,972,519

End of period	$886,659,432	$818,184,902

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$37.08	$31.12	$28.71	$ 34.82		$26.72

Income from investment operations:
Net investment income (loss)	0.14	0.17	0.16	0.03		0.08
Net realized and unrealized gain (loss) on investments	3.82	6.11	2.80	(4.08)		8.74

Total Income (loss) From Investment Operations	3.96	6.28	2.96	(4.05)		8.82

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)	(0.12)	(0.11)	(0.01)		(0.09)
Distributions to shareholders from net realized gain	(1.85)	(0.20)	(0.44)	(2.05)		(0.63)

Total Distributions	(1.95)	(0.32)	(0.55)	(2.06)		(0.72)
Redemption fee proceeds[1]	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$39.09	$37.08	$31.12	$ 28.71		$34.82

Total return	10.88%	20.30%	10.60%	(12.65)%		33.43%
Portfolio turnover	21%	9%	9%	6%		23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 948	$ 931	$ 810	$776		$ 927
Ratio of expenses to average net assets	1.04%	0.98%	1.00%	1.05%		1.09%
Ratio of gross expenses to average net assets	1.04%	0.98%	1.00%	1.05%		1.09%
Ratio of net investment income (loss) to average net assets	0.27%	0.39%	0.45%	0.14%		0.24%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025	2024	2023	2022	2021
For a share outstanding for the period:
Net asset value, beginning of period	$36.72	$30.88	$28.56	$ 34.60	$26.59

Income from investment operations:
Net investment income (loss)	0.10	0.12	0.18	0.12	0.28
Net realized and unrealized gain (loss) on investments	3.94	6.18	2.83	(4.05)	8.60

Total Income (loss) From Investment Operations	4.04	6.30	3.01	(3.93)	8.88
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)	(0.26)	(0.25)	(0.06)	(0.24)
Distributions to shareholders from net realized gain	(1.85)	(0.20)	(0.44)	(2.05)	(0.63)

Total Distributions	(2.11)	(0.46)	(0.69)	(2.11)	(0.87)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]

Net asset value, end of period	$38.65	$36.72	$30.88	$ 28.56	$34.60

Total return	11.24%	20.62%	10.91%	(12.36)%	33.89%
Portfolio turnover	21%	9%	9%	6%	23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 151	$ 151	$ 134	$125	$ 154
Ratio of expenses to average net assets	0.74%	0.70%	0.71%	0.73%	0.74%
Ratio of gross expenses to average net assets	0.74%	0.70%	0.71%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	0.57%	0.69%	0.73%	0.46%	0.59%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025		2024		2023		2022		2021
For a share outstanding for the period:
Net Asset Value, beginning of period	$36.77		$30.92		$28.60		$ 34.66		$26.62

Income from investment operations:
Net investment income (loss)	1.24		11.59		5.43		7.56		7.50
Net realized and unrealized gain (loss) on investments	2.78		(5.31)		(2.44)		(11.52)		1.37

Total Income (loss) From Investment Operations	4.02		6.28		2.99		(3.96)		8.87
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.22)		(0.23)		(0.23)		(0.05)		(0.20)
Distributions to shareholders from net realized gain	(1.85)		(0.20)		(0.44)		(2.05)		(0.63)

Total Distributions	(2.07)		(0.43)		(0.67)		(2.10)		(0.83)
Redemption fee proceeds[1]	-		-		-		-		0.00	[2]

Net asset value, end of period	$38.72		$36.77		$30.92		$ 28.60		$34.66

Total return	11.17%		20.51%		10.78%		(12.42)%		33.81%
Portfolio turnover	21%		9%		9%		6%		23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 21		$ 19		$ 11		$9		$ 10
Ratio of expenses to average net assets	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.80%	[3]
Ratio of gross expenses to average net assets	0.94%		0.97%		0.95%		1.02%		1.05%
Ratio of net investment income (loss) to average net assets	0.51%		0.56%		0.64%		0.40%		0.51%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$15.98		$13.89		$13.79		$ 19.06		$15.28

Income from investment operations:
Net investment income (loss)	0.00	[1]	(0.02)		(0.03)		(0.10)		(0.12)
Net realized and unrealized gain (loss) on investments	0.25		2.11		0.13		(4.45)		4.54

Total Income (loss) From Investment Operations	0.25		2.09		0.10		(4.55)		4.42

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.00)	[1]	-		-		-
Distributions to shareholders from net realized gain	-		-		-		(0.72)		(0.64)

Total Distributions	-		-		-		(0.72)		(0.64)
Redemption fee proceeds[2]	-		-		-		-		0.00	[1]
Net asset value, end of period	$16.23		$15.98		$13.89		$ 13.79		$19.06

Total return	1.50%		15.06%		0.73%		(24.60)%		28.94%
Portfolio turnover	64%		45%		39%		51%		65%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 25		$ 21		$ 18		$16		$ 19
Ratio of expenses to average net assets	1.40%	[3]	1.40%	[3]	1.40%	[3]	1.40%	[3]	1.40%	[3]
Ratio of gross expenses to average net assets	2.05%		2.13%		2.05%		1.99%		2.12%
Ratio of net investment income (loss) to average net assets	(0.04)%		(0.19)%		(0.25)%		(0.59)%		(0.87)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$16.11		$13.98		$13.85		$ 19.12		$15.29

Income from investment operations:
Net investment income (loss)	0.04		0.02		(0.00)	[1]	(0.06)		(0.10)
Net realized and unrealized gain (loss) on investments	0.25		2.13		0.13		(4.46)		4.57

Total Income (loss) From Investment Operations	0.29		2.15		0.13		(4.52)		4.47
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		(0.02)		-		(0.03)		-
Distributions to shareholders from net realized gain	-		-		-		(0.72)		(0.64)

Total Distributions	(0.03)		(0.02)		-		(0.75)		(0.64)
Redemption fee proceeds[2]	-		-		-		-		-

Net asset value, end of period	$16.37		$16.11		$13.98		$ 13.85		$19.12

Total return	1.79%		15.37%		0.94%		(24.39)%		29.25%
Portfolio turnover	64%		45%		39%		51%		65%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 14		$ 15		$ 16		$13		$ 19
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	1.51%		1.56%		1.53%		1.40%		1.43%
Ratio of net investment income (loss) to average net assets	0.20%		0.06%		0.02%		(0.37)%		(0.62)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.25	$ 8.16	$ 7.39	$9.29		$ 7.28

Income from investment operations:
Net investment income (loss)	0.16	0.19	0.21	0.16		0.19
Net realized and unrealized gain (loss) on investments	1.31	1.08	0.76	(1.95)		1.94

Total Income (loss) From Investment Operations	1.47	1.27	0.97	(1.79)		2.13
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.17)	(0.18)	(0.20)	(0.11)		(0.12)
Distributions to shareholders from net realized gain	-	-	-	-		-

Total Distributions	(0.17)	(0.18)	(0.20)	(0.11)		(0.12)
Redemption fee proceeds[1]	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$10.55	$ 9.25	$ 8.16	$7.39		$ 9.29

Total return	16.14%	15.59%	13.17%	(19.23)%		29.34%
Portfolio turnover	80%	89%	90%	88%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 205	$ 187	$ 171	$201		$ 292
Ratio of expenses to average net assets	1.28%	1.31%	1.33%	1.34%		1.37%
Ratio of gross expenses to average net assets	1.28%	1.31%	1.33%	1.34%		1.37%
Ratio of net investment income (loss) to average net assets	1.49%	1.93%	1.75%	1.40%		1.32%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.07	$ 8.02	$ 7.30	$9.19		$ 7.23

Income from investment operations:
Net investment income (loss)	0.17	0.18	0.16	0.16		0.16
Net realized and unrealized gain (loss) on investments	1.30	1.10	0.82	(1.89)		1.99

Total Income (loss) From Investment Operations	1.47	1.28	0.98	(1.73)		2.15
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.22)	(0.23)	(0.26)	(0.16)		(0.19)
Distributions to shareholders from net realized gain	-	-	-	-		-

Total Distributions	(0.22)	(0.23)	(0.26)	(0.16)		(0.19)
Redemption fee proceeds[1]	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$10.32	$ 9.07	$ 8.02	$7.30		$ 9.19

Total return	16.50%	16.06%	13.66%	(18.88)%		29.80%
Portfolio turnover	80%	89%	90%	88%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 435	$ 411	$ 407	$525		$ 636
Ratio of expenses to average net assets	0.97%	0.96%	0.92%	0.89%		0.91%
Ratio of gross expenses to average net assets	0.97%	0.96%	0.92%	0.89%		0.91%
Ratio of net investment income (loss) to average net assets	1.81%	2.29%	2.11%	1.91%		1.79%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025	2024	2023	2022	2021
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.09	$ 8.03	$ 7.30	$9.20	$ 7.23

Income from investment operations:
Net investment income (loss)	0.16	0.19	0.19	0.16	0.11
Net realized and unrealized gain (loss) on investments	1.31	1.09	0.79	(1.90)	2.04

Total Income (loss) From Investment Operations	1.47	1.28	0.98	(1.74)	2.15
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.21)	(0.22)	(0.25)	(0.16)	(0.18)
Distributions to shareholders from net realized gain	-	-	-	-	-

Total Distributions	(0.21)	(0.22)	(0.25)	(0.16)	(0.18)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]

Net asset value, end of period	$10.35	$ 9.09	$ 8.03	$7.30	$ 9.20

Total return	16.47%	16.02%	13.67%	(19.01)%	29.88%
Portfolio turnover	80%	89%	90%	88%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 246	$ 219	$ 256	$528	$ 627
Ratio of expenses to average net assets	1.05%	0.97%	0.96%	0.95%	0.98%
Ratio of gross expenses to average net assets	1.05%	0.97%	0.96%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets	1.71%	2.26%	2.09%	1.87%	1.82%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

On July 26, 2024, the Class A shares of the Domini Impact Equity Fund and Domini Impact International Equity Fund converted into each Fund’s respective Investor shares with the same relative aggregate net asset value as the original shares held immediately prior to such conversion. Prior to this conversion, the Class A shares were sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$102,237,167	$-	$-	$102,237,167
Consumer Discretionary	126,401,757	-	-	126,401,757
Consumer Staples	57,010,940	-	-	57,010,940
Financials	171,144,819	-	-	171,144,819
Health Care	105,017,629	-	-	105,017,629
Industrials	91,053,763	-	-	91,053,763
Information Technology	408,334,633	-	-	408,334,633
Materials	24,992,328	-	-	24,992,328
Real Estate	26,417,654	-	-	26,417,654
Utilities	6,553,861	-	-	6,553,861

Total	$1,119,164,551	$-	$-	$1,119,164,551

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$557,818	$-	$-	$557,818
Consumer Discretionary	2,160,403	321,335	-	2,481,738
Financials	1,345,361	4,884,583	-	6,229,944
Health Care	4,906,364	1,230,664	-	6,137,028
Industrials	5,420,026	5,482,030	-	10,902,056
Information Technology	6,909,184	706,444	-	7,615,628
Materials	618,612	-	-	618,612
Real Estate	768,136	-	-	768,136
Utilities	-	565,203	-	565,203

Total	$22,685,904	$13,190,259	$-	$35,876,163

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$54,051,665	$-	$54,051,665
Austria	-	203,153	-	203,153
Belgium	-	14,537,926	-	14,537,926
Brazil	7,083	-	-	7,083
China	1,041,991	11,672,236	-	12,714,227
Côte d’Ivoire (Ivory Coast)	-	375,890	-	375,890
Denmark	-	5,227,829	-	5,227,829
Finland	2,133,359	-	-	2,133,359
France	-	60,477,210	-	60,477,210
Germany	-	99,505,965	-	99,505,965
Hong Kong	-	18,355,765	-	18,355,765
Hungary	1,921,348	-	-	1,921,348
India	-	17,989	-	17,989
Ireland	9,948,081	-	-	9,948,081
Israel	2,379,845	-	-	2,379,845
Italy	-	27,653,982	-	27,653,982
Japan	-	168,740,632	-	168,740,632
Mexico	3,409	-	-	3,409
Netherlands	9,934,291	28,696,861	-	38,631,152
Norway	-	16,455	-	16,455
Singapore	3,932,264	30,663,093	-	34,595,357
South Korea	-	8,059,682	-	8,059,682
Spain	-	40,764,587	-	40,764,587
Sweden	-	22,663,133	-	22,663,133
Switzerland	-	55,470,469	-	55,470,469
Taiwan	-	12,199,826	-	12,199,826
United Kingdom	-	109,279,012	-	109,279,012
United States	3,355,748	63,295,234	-	66,650,982

Total	$34,657,419	$831,928,594	$-	$866,586,013

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders are usually declared and paid semi-annually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2025, tax years 2021 through 2024 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

(I) Segment Reporting. During this reporting period, each of the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as the Funds’ Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Funds’ single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $ 1 billion

Domini Impact International Equity Fund	0.94% of the first $ 250 million of net assets managed,
0.83% of the next $250 million of net assets managed,
0.75% of the next $250 million of net assets managed,
0.73% of the next $250 million of net assets managed, and
0.70% of net assets managed in excess of $ 1 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2024, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) until November 30, 2025, absent an earlier modification as mutually agreed

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the year ended July 31, 2025, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$27,825
Domini Sustainable Solutions Fund	-	139,459
Domini Impact International Equity Fund	-	-

As of July 31, 2025, Domini owned less than 3% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, and Domini Sustainable Solutions Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2025, fees waived were as follows:

FEES WAIVED
Domini Sustainable Solutions Fund Investor Shares	$54,808

(D) Shareholder Service Agent. Through May 31, 2025, the Trust retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the Funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), as transfer agent to the Funds, pursuant to a master services agreement between the Funds and Ultimus. For these services, Domini received fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2025, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. From August 1, 2024 through July 31, 2025, each Independent Trustee also received $1,000 for attendance at each regular quarterly meeting of the Board of the Trust. Effective August 1, 2025, each Independent Trustee will receive $1,500 for attendance at each regular quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

As of July 31, 2025, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2025, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$230,975,713	$320,906,111
Domini Sustainable Solutions Fund	22,279,312	22,575,080
Domini Impact International Equity Fund	658,495,926	710,990,471

5. SHARES OF BENEFICIAL INTEREST

At July 31, 2025, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	476,087	$17,812,232	514,666	$16,819,022
Shares issued in reinvestment of dividends and distributions	1,219,793	46,030,646	236,871	7,767,105
Shares converted[1]	-	-	185,240	6,783,274
Shares redeemed	(2,554,610)	(95,085,969)	(1,860,767)	(61,179,470)

Net decrease	(858,730)	$(31,243,091)	(923,990)	$(29,810,069)

Class A Shares
Shares sold	-	$-	1,008	$32,932
Shares issued in reinvestment of dividends and distributions	-	-	1,446	47,129
Shares converted[1]	-	-	(186,009)	(6,783,274)
Shares redeemed	-	-	(16,063)	(506,411)

Net decrease	-	$-	(199,618)	$(7,209,624)

Institutional Shares
Shares sold	205,519	$7,641,469	321,562	$10,583,259
Shares issued in reinvestment of dividends and distributions	146,343	5,456,533	39,656	1,287,478
Shares redeemed	(558,507)	(20,684,582)	(561,863)	(18,663,697)

Net decrease	(206,645)	$(7,586,580)	(200,645)	$(6,792,960)

Class Y Shares
Shares sold	179,471	$6,844,320	280,998	$9,125,693
Shares issued in reinvestment of dividends and distributions	31,500	1,177,019	5,566	182,146
Shares redeemed	(191,853)	(7,002,252)	(142,431)	(4,412,345)

Net increase	19,118	$1,019,087	144,133	$4,895,494

Total
Shares sold	861,077	$32,298,021	1,118,234	$36,560,906
Shares issued in reinvestment of dividends and distributions	1,397,636	52,664,198	283,539	9,283,858
Shares converted	-	-	(769)	-
Shares redeemed	(3,304,970)	(122,772,803)	(2,581,124)	(84,761,923)

Net decrease	(1,046,257)	$(37,810,584)	(1,180,120)	$(38,917,159)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	362,509	$5,843,711	195,526	$2,848,841
Shares issued in reinvestment of dividends and distributions	-	-	201	3,268
Shares redeemed	(164,493)	(2,589,113)	(130,575)	(1,882,462)

Net increase	198,016	$3,254,598	65,152	$969,647

Institutional Shares
Shares sold	13,514	$220,936	2,525	$36,500
Shares issued in reinvestment of dividends and distributions	1,329	21,614	1,025	16,816
Shares redeemed	(138,092)	(2,252,275)	(179,744)	(2,654,574)

Net decrease	(123,249)	$(2,009,725)	(176,194)	$(2,601,258)

Total
Shares sold	376,023	$6,064,647	198,051	$2,885,341
Shares issued in reinvestment of dividends and distributions	1,329	21,614	1,226	20,084
Shares redeemed	(302,585)	(4,841,388)	(310,319)	(4,537,036)

Net increase (decrease)	74,767	$1,244,873	(111,042)	$(1,631,611)

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	3,036,447	$29,572,239	2,156,062	$18,406,391
Shares issued in reinvestment of dividends and distributions	301,777	2,835,578	325,279	2,929,132
Shares converted[1]	-	-	978,791	8,934,795
Shares redeemed	(4,148,809)	(39,987,507)	(4,146,742)	(35,342,998)

Net decrease	(810,585)	$(7,579,690)	(686,610)	$(5,072,680)

Class A Shares
Shares sold	-	$-	94,871	$866,330
Shares issued in reinvestment of dividends and distributions	-	-	15,060	148,062
Shares converted[1]	-	-	(909,746)	(8,934,795)
Shares redeemed	-	-	(327,845)	(3,026,674)

Net decrease	-	$-	(1,127,660)	$(10,947,077)

Institutional Shares
Shares sold	6,639,117	$62,653,836	4,939,974	$41,107,849
Shares issued in reinvestment of dividends and distributions	718,678	6,621,948	873,414	7,606,283
Shares redeemed	(10,568,579)	(100,012,484)	(11,158,339)	(92,734,678)

Net decrease	(3,210,784)	$(30,736,700)	(5,344,951)	$(44,020,546)

Class Y Shares
Shares sold	4,640,526	$43,617,804	3,196,136	$26,526,781
Shares issued in reinvestment of dividends and distributions	524,141	4,836,827	565,987	4,949,763
Shares redeemed	(5,495,932)	(52,182,648)	(11,459,893)	(91,447,590)

Net decrease	(331,265)	$(3,728,017)	(7,697,770)	$(59,971,046)

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount

Total
Shares sold	14,316,090	$135,843,879	10,387,043	$86,907,351
Shares issued in reinvestment of dividends and distributions	1,544,596	14,294,353	1,779,740	15,633,240
Shares converted	-	-	69,045	-
Shares redeemed	(20,213,320)	(192,182,639)	(27,092,819)	(222,551,940)

Net decrease	(4,352,634)	$(42,044,407)	(14,856,991)	$(120,011,349)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

6. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2025, are as follows:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed ordinary income	$1,557,498	$-	$15,524,376
Undistributed capital gains	57,034,682	-	-
Unrealized appreciation/(depreciation)	588,865,811	7,697,554	173,865,552
Capital losses, other losses and other temporary differences	-	(2,085,242)	(60,035,447)
Late year ordinary and post Oct capital loss deferrals	-	(687)	-

Distributable net earnings/(deficit)	$647,457,991	$5,611,625	$129,354,481

For the year ended July 31, 2025, the Funds made the following reclassification to the components of net assets to align financial reporting with tax reporting:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Paid-in Capital	$893,909	$(23,545)	$-
Distributable Earnings	(893,909)	23,545	-

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $2,085,242 and the Domini Impact International Equity Fund had a short-term capital loss carryover of $60,035,447.

Permanent book and tax differences could result from distributions in excess of income; however such amounts, if any, would have no effect on net assets.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2025, the Domini Sustainable Solutions Fund had late year ordinary losses of $687.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2025	2024	2025	2024	2025	2024
Ordinary income	$3,721,968	$4,164,953	$23,349	$21,164	$18,001,402	$19,676,202
Long-term capital gain	53,573,279	6,094,939	-	-	-	-

Total	$57,295,247	$10,259,892	$23,349	$21,164	$18,001,402	$19,676,202

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the Fund invests. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Domini Impact Equity Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund (the Funds), three of the funds comprising Domini Investment Trust, including the portfolios of investments, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 24, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

ASSETS
Investments, at value (cost $288,335,602)	$274,760,930
Cash	9,615,138
Foreign currency, at value (cost $431,916)	419,334
Receivable for securities sold	3,460,562
Interest receivable	1,747,742
Collateral on certain derivative contracts	1,440,000
Premium paid for swap contracts	754,959
Receivable for variation margin swaps	997,391
Receivable for capital shares	48,944
Cash held at other banks (cost $477,718)	479,869
Unrealized appreciation on OTC swap contracts	18,499
Unrealized appreciation on forward currency contracts	235,710
Receivable for variation margin futures	5,756
Unrealized appreciation on unfunded loan commitments	30

Total assets	293,984,864

LIABILITIES
Payable for securities purchased	42,797,235
Payable for capital shares	193,116
Payable for variation margin swaps	780,199
Cash due to broker (cost $466,475)	466,475
Premium received for swap contracts	475,054
Management fee payable	118,671
Distribution fee payable	11,456
Other accrued expenses	116,929
Dividend payable	76,257

Total liabilities	45,035,392

NET ASSETS	$248,949,472

NET ASSETS CONSISTS OF
Paid-in capital	$283,716,719
Total distributable earnings (loss)	(34,767,247)

NET ASSETS	$248,949,472

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	111,858,249

Outstanding shares of beneficial interest	11,073,772

Net Asset Value And Offering Price Per Share	$10.10

Institutional Shares
Net assets	101,236,449

Outstanding shares of beneficial interest	10,093,616

Net Asset Value And Offering Price Per Share	$10.03

Class Y Shares
Net assets	35,854,774

Outstanding shares of beneficial interest	3,546,607

Net Asset Value And Offering Price Per Share	$10.11

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

INCOME
Interest income	$9,894,245

Investment Income	9,894,245

EXPENSES
Management fee	1,387,165
Distribution fees – Investor Shares	282,094
Transfer agent fees – Investor Shares	171,120
Transfer agent fees – Institutional Shares	1,361
Transfer agent fees – Class Y Shares	31,180
Custody and accounting fees	120,220
Professional fees	95,388
Registration fees – Investor Shares	26,900
Registration fees – Institutional Shares	20,721
Registration fees – Class Y Shares	25,783
Shareholder communication fees	39,290
Miscellaneous	49,133
Trustees fees	17,649
Shareholder service fees – Investor Shares	9,663
Shareholder service fees – Institutional Shares	110
Shareholder service fees – Class Y Shares	31

Total expenses	2,277,808
Fees waived and expenses reimbursed	(524,710)

Net expenses	1,753,098

NET INVESTMENT INCOME (LOSS)	8,141,147

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,986,182)
Swap contracts	(2,699,551)
Futures contracts	(560,419)
Foreign currency	35,641
Forward contracts	(650,088)
Options	39,713

Net realized gain (loss)	(5,820,886)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	2,936,133
Swap contracts	724,371
Futures contracts	68,394
Forward contracts	273,209
Translation of assets and liabilities in foreign currencies	(2,939)

Net change in unrealized appreciation (depreciation)	3,999,168

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,821,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,319,429

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,141,147	$7,015,694
Net realized gain (loss)	(5,820,886)	(1,702,823)
Net change in unrealized appreciation (depreciation)	3,999,168	9,054,532

Net Increase (Decrease) in Net Assets Resulting from Operations	6,319,429	14,367,403

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,662,934)	(3,254,417)
Institutional Shares	(3,523,940)	(2,887,270)
Class Y Shares	(1,093,220)	(795,941)

Net Decrease in Net Assets from Distributions	(8,280,094)	(6,937,628)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	53,593,178	54,293,269
Net asset value of shares issued in reinvestment of distributions and dividends	7,367,357	6,193,436
Payments for shares redeemed	(53,355,960)	(46,589,262)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,604,575	13,897,443

Total Increase (Decrease) in Net Assets	5,643,910	21,327,218

NET ASSETS
Beginning of period	$243,305,562	$221,978,344

End of period	$248,949,472	$243,305,562

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.19		$9.87		$10.51		$12.04		$12.49

Income from investment operations:
Net investment income (loss)	0.32		0.29		0.24		0.16		0.18
Net realized and unrealized gain (loss) on investments	(0.08)		0.32		(0.62)		(1.41)		(0.05)

Total Income (loss) From Investment Operations	0.24		0.61		(0.38)		(1.25)		0.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.33)		(0.29)		(0.26)		(0.17)		(0.18)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		(0.40)

Total Distributions	(0.33)		(0.29)		(0.26)		(0.28)		(0.58)

Redemption fee proceeds[2]	-		-		-		0.00	[1]	0.00	[1]

Net asset value, end of period	$10.10		$10.19		$9.87		$10.51		$12.04

Total return	2.39%		6.29%		(3.56)%		(10.53)%		1.06%
Portfolio turnover	194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$112		$115		$116		$133		$151
Ratio of expenses to average net assets	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.87%	[3]
Ratio of gross expenses to average net assets	1.14%		1.15%		1.13%		1.08%		1.10%
Ratio of net investment income (loss) to average net assets	3.19%		2.94%		2.41%		1.47%		1.47%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.11		$9.80		$10.43		$11.96		$12.41

Income from investment operations:
Net investment income (loss)	0.35		0.32		0.27		0.20		0.23
Net realized and unrealized gain (loss) on investments	(0.07)		0.30		(0.61)		(1.42)		(0.07)

Total Income (loss) From Investment Operations	0.28		0.62		(0.34)		(1.22)		0.16
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.36)		(0.31)		(0.29)		(0.20)		(0.21)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		(0.40)

Total Distributions	(0.36)		(0.31)		(0.29)		(0.31)		(0.61)
Redemption fee proceeds[2]	-		-		-		-		0.00	[1]

Net asset value, end of period	$10.03		$10.11		$9.80		$10.43		$11.96

Total return	2.79%		6.53%		(3.22)%		(10.34)%		1.35%
Portfolio turnover	194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$101		$100		$84		$93		$91
Ratio of expenses to average net assets	0.57%	[3]	0.57%	[3]	0.57%	[3]	0.57%	[3]	0.57%	[3]
Ratio of gross expenses to average net assets	0.72%		0.75%		0.74%		0.72%		0.73%
Ratio of net investment income (loss) to average net assets	3.49%		3.25%		2.71%		1.74%		1.72%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,								For the Period June 1, 2021 (commencement of operations) through July 31, 2021
	2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.19		$9.88		$10.52		$12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.35		0.32		0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	(0.08)		0.30		(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	0.27		0.62		(0.36)		(1.22)		0.23
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.35)		(0.31)		(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		-

Total Distributions	(0.35)		(0.31)		(0.28)		(0.31)		(0.03)
Redemption fee proceeds	-		-		-		-		-

Net asset value, end of period	$10.11		$10.19		$9.88		$10.52		$12.05

Total return[2]	2.71%		6.41%		(3.35)%		(10.32)%		1.93%
Portfolio turnover	194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$36		$28		$23		$18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.88%		0.90%		0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	3.41%		3.17%		2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of the Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$107,979,846	$-	$107,979,846
Corporate Bonds and Notes	-	68,132,576	-	68,132,576
U.S. Government Agency Obligations	-	62,492,213	-	62,492,213
Municipal Bonds	-	10,747,575	-	10,747,575
Asset Backed Securities	-	10,551,264	-	10,551,264
Foreign Government & Agency Securities	-	9,436,244	-	9,436,244
Senior Floating Rate Interests	-	5,061,084	-	5,061,084
Convertible Bonds	-	364,691	-	364,691

Total Long Term Investments	$-	$274,765,493	$-	$274,765,493

Total Investment in Securities	$-	$274,765,493	$-	$274,765,493

Other Financial Instruments:
Forward Currency Contracts	-	235,710	-	235,710
Futures		83,845	-	83,845
Interest Rate Swap - CCP	-	997,391	-	997,391
Interest Rate Swap - OTC	-	18,499	-	18,499
Unfunded Loans	-	30	-	30

Total Other Financial Instruments	$-	$1,335,475	$-	$1,335,475

Liabilities:

Other Financial Instruments:
Futures	$-	$(54,726)	$-	$(54,726)
Interest Rate Swap - CCP	-	(780,199)	-	(780,199)

Total Other Financial Instruments	$-	$(834,925)	$-	$(834,925)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of July 31, 2025.

(H) Futures Contracts.The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at July 31, 2025 are listed in the Fund’s Portfolio of Investments. Amounts pledged, which are considered restricted, are included in cash held at other banks for future contracts in the Statement of Assets and Liabilities.

(I) Forward Currency Contracts.The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at July 31, 2025 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts.The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at July 31, 2025, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts.The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index,

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

or a tranche of credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The fund had no outstanding OTC or centrally cleared credit default swap contracts as of July 31, 2025.

(L) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

(M) Master Agreements.The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(N) Investment Transactions, Investment Income, and Dividends to Shareholders.Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(O) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(P) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(Q) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

(S) Segment Reporting. During this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator.The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2024, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2025, absent an earlier modification by the Board of Trustees which oversee the Fund. For the year ended July 31, 2025, Domini reimbursed expenses totaling $354,703.

As of July 31, 2025, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2025, fees waived by DSIL for the Investor shares totaled $169,895.

(D) Shareholder Service Agent. Through May 31, 2025, the Trust retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini received a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2025, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	112
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. From August 1, 2024 through July 31, 2025, each Independent Trustee also received $1,000 for attendance at each regular quarterly meeting of the Board of the Trust. Effective August 1, 2025, each Independent Trustee will receive $1,500 for attendance at each regular quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2025, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2025, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$457,890,291	$467,028,212
Investments in Securities	33,300,675	28,589,360

5. SHARES OF BENEFICIAL INTEREST

	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Investor Shares
Shares sold	1,772,665	$17,909,118	1,540,240	$15,190,100
Shares issued in reinvestment of dividends and distributions	356,545	3,611,273	326,441	3,215,876
Shares redeemed	(2,339,402)	(23,666,077)	(2,283,997)	(22,390,507)

Net decrease	(210,192)	$(2,145,686)	(417,316)	$(3,984,531)

Institutional Shares
Shares sold	2,229,116	$22,362,317	2,780,457	$27,211,549
Shares issued in reinvestment of dividends and distributions	264,762	2,662,967	222,964	2,182,126
Shares redeemed	(2,302,480)	(23,138,825)	(1,660,545)	(16,245,943)

Net increase	191,398	$1,886,459	1,342,876	$13,147,732

Class Y Shares
Shares sold	1,318,424	$13,321,743	1,207,626	$11,891,620
Shares issued in reinvestment of dividends and distributions	107,852	1,093,117	80,617	795,434
Shares redeemed	(648,976)	(6,551,058)	(805,098)	(7,952,812)

Net increase	777,300	$7,863,802	483,145	$4,734,242

Total
Shares sold	5,320,205	$53,593,178	5,528,323	$54,293,269
Shares issued in reinvestment of dividends and distributions	729,159	7,367,357	630,022	6,193,436
Shares redeemed	(5,290,858)	(53,355,960)	(4,749,640)	(46,589,262)

Net increase	758,506	$7,604,575	1,408,705	$13,897,443

6. SUMMARY OF DERIVATIVE ACTIVITY

At July 31, 2025, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps / Unrealized appreciation on OTC Swap Contracts / Receivable for variation margin futures / Net assets consist of-Total distributable earnings	$1,099,735	*	Payable for variation margin swaps / Payable for variation margin futures / Net assets consist of - Total distributable earnings	$834,925	*

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of -Total distributable earnings	235,710		Unrealized depreciation on forward currency contracts/Net assets consist of -Total distributable earnings	-

Total		$1,335,445			$834,925

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

For the year ended July 31, 2025, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	(3,201,365)	792,765

Credit Risk	Net realized gain (loss) from swap contracts and options/ Net change in unrealized appreciation (depreciation) from swap contracts	(18,892)	-

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	(650,088)	273,209

Total		$(3,870,345)	1,065,974

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$15,059,898
Forward currency contracts (contract amount)	$14,963,836
OTC interest rate swap contracts (notional)	$2,491,154
OTC credit default swaption contracts (notional)	$271,538
Centrally cleared interest rate swap contracts (notional)	$111,979,385
Centrally cleared credit default contracts (notional)	$537,308

7. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2025, are as follows:

Unrealized appreciation/(depreciation)	$(13,355,183)
Capital losses, other losses and other temporary differences	(20,962,527)
Late year ordinary and post Oct capital loss deferrals	(373,282)

Distributable net earnings/(deficit)	$(34,690,992)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Fund had a short-term capital loss carryover of $11,694,303 and long-term capital loss carryover of $9,268,224.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year. At July 31, 2025, the Fund had deferred late year ordinary losses of $373,282.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,

	2025	2024
Ordinary income	$8,280,094	$6,937,628
Long-term capital gain	-	-

Total	$8,280,094	$6,937,628

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the Fund invests. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2025

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Fund and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Domini Impact Bond Fund (the Fund), one of the funds comprising Domini Investment Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 24, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

THE DOMINI FUNDS

TAX INFORMATION (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 2025

The amount of long-term capital gains paid for the year ended July 31, 2025 was as follows:

Domini Impact Equity Fund	$53,573,279

Domini Sustainable Solutions Fund	-

Domini Impact International Equity Fund	-

Domini Impact Bond Fund	-

For dividends paid from net investment income during the year ended July 31, 2025, the Funds designated the following as Qualified Dividend Income:

Domini Impact Equity Fund	$3,721,968

Domini Sustainable Solutions Fund	23,349

Domini Impact International Equity Fund	20,592,766

Domini Impact Bond Fund	-

Of the ordinary distributions made by the Domini Impact Bond Fund during the fiscal year ended July 31, 2025, 46% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

For corporate shareholders, 100% of dividends paid from net investment income for the Domini Impact Equity Fund were eligible for the corporate dividends received deduction.

	Foreign Tax Paid		Foreign Source Income
	TOTAL	PER SHARE	TOTAL	PER SHARE

Domini Impact Equity Fund	$-	$-	$-	$-

Domini Sustainable Solutions Fund	-	-	-	-

Domini Impact International Equity Fund	2,591,364	0.03	25,570,055	0.30

Domini Impact Bond Fund	-	-	-	-

The foreign taxes paid or withheld per share represent taxes incurred by the Funds on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

PROXY VOTING INFORMATION

Not Applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

Refer to information in the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the fund’s investment management and submanagement agreements. At its meeting held on April 29, 2025, the Board of Trustees (“Board” or “Trustees”) of the Domini Investment Trust (the Trust”), including all of the Independent Trustees, voted to approve the continuance of: (i) the Amended and Restated Management Agreement with Domini Impact Investments LLC (“Domini” or the “Adviser”) for the Domini Impact Equity Fund (the “Equity Fund”), Domini Sustainable Solutions Fund (the “Sustainable Solutions Fund”), and Domini Impact International Equity Fund (the “International Equity Fund”), (ii) the Amended and Restated Management Agreement with Domini with respect to the Domini Impact Bond Fund (the “Bond Fund”) (each a “Management Agreement” and collectively, the “Management Agreements”), (iii) the Submanagement Agreements between Domini and SSGA Funds Management, Inc. (“SSGA” or “Subadviser”) with respect to the Equity Fund and the Sustainable Solutions Fund, respectively, (iv) the Amended and Restated Submanagement Agreement between Domini and Wellington Management Company LLP (“Wellington Management” or “Subadviser”) with respect to the International Equity Fund, and (v) the Amended and Restated Submanagement Agreement between Domini and Wellington Management with respect to the Bond Fund (each a “Submanagement Agreement” and collectively, the “Submanagement Agreements” and with the Management Agreements, the “Agreements”). The Equity Fund, the Sustainable Solutions Fund, the International Equity Fund, and the Bond Fund are each referred to as a “Fund” and collectively, the “Funds.”

Prior to the April 29, 2025, meeting, the Board requested, received, and reviewed written responses from Domini, SSGA, and Wellington Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The Board reviewed and evaluated information, both written and verbal information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the continuation of the Agreements at the meeting of the Independent Trustees on April 15, 2025. Information provided to the Board at its meetings throughout the year included, among other things, reports on each Fund’s performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other service provided to the Funds by SSGA, Wellington Management, and Domini and their affiliates.

The Board considered the Management Agreements and the Submanagement Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and Subadviser in providing services to the Funds

Throughout the process, the Board had the opportunity to ask questions of and request additional information from Domini, SSGA, and Wellington Management. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received memoranda from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the proposed continuation of the Agreements, including prior to the April 29, 2025, meeting.

In connection with the Board’s consideration of the renewal of the Agreements with respect to each of the Funds, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Domini, SSGA, and by Wellington Management; (ii) a description of Domini’s, SSGA’s, and Wellington Management’s investment management and other personnel and their background and experience; (iii) an overview of Domini’s, SSGA’s, and Wellington Management’s operations and financial condition; (iv) a comparison of each Funds’ advisory fee and overall expenses with those of comparable mutual funds selected by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third party provider of mutual fund data; (v) performance information for comparable mutual funds and for comparatively managed accounts, if any; (vi) the level of profitability from Domini, SSGA, and Wellington Management’s relationships with the Funds; (vii) a description of Domini’s, SSGA’s, and Wellington Management’s brokerage practices (including any soft dollar arrangements); and (viii) Domini’s, SSGA’s, and Wellington Management’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity, business continuity and disaster recovery.

In reaching their determination to approve the continuance of the Agreements with respect to each Fund, the Trustees reviewed and evaluated information, both written and oral, and a variety of factors that they believed relevant and appropriate through the exercise of their reasonable business judgment. The Trustees’ determination to continue each of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as information considered in connection with continuation or initial approval of the Agreements in prior years. In addition to the April 29, 2025, meeting at which continuation of the Agreements was considered, the Independent Trustees met separately on April 15, 2025, and reviewed and discussed such Agreements and information provided to them in connection with the same. The Independent Trustees also met with management, as well as separately with their independent counsel on April 28, 2025, to further review and discuss information in connection with the same.

APPROVAL OF THE MANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Management Agreement with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to Domini and the Management Agreements is an ongoing one. In evaluating the Management Agreements, the Trustees also took into account their knowledge of Domini, its services, and the Funds, resulting from the Trustees’ meetings and other information, and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board considered renewal of the Management Agreement with respect to each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreements and discussed the proposed continuation of the Management Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by Domini related to the Management Agreement with respect to each Fund, including each Management Agreement, Domini’s Form ADV, a description of the firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of Domini and its ability to provide the services required under the Management Agreements, an overview of the personnel that perform services for the Funds, and Domini’s compliance policies and procedures. The Board also considered Domini’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity and disaster recovery.

The Trustees reviewed the terms of the Management Agreements and considered that, pursuant to each Management Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, including by engaging and overseeing the activities of each Fund’s submanager. It was noted that, with respect to the Equity Fund and the Sustainable Solutions Fund, Domini applies its environmental and social standards to select such Fund’s investments and that SSGA Funds Management, Inc. (“SSGA”), the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted that, with respect to the International Equity Fund and the Bond Fund, Domini applies its environmental and social standards to a universe of securities provided by Wellington Management Company LLP (“Wellington Management”), such Funds’ submanager, and that Wellington Management provides the day-to-day portfolio management of such Funds, including making purchases and sales of eligible portfolio securities consistent with each such Fund’s investment objective and policies.

The Trustees considered the scope and the quality of the services provided by Domini to each Fund under the respective Management Agreement. They considered the professional experience, tenure, and qualifications of the investment management team and the other senior personnel at Domini who are responsible for the management of the day-to-day operations of the Funds, including but not limited to the oversight and monitoring of each Fund’s submanager and other third-party service providers. They also considered Domini’s capabilities and experience in the development and application of environmental and social investment standards and its reputation and leadership in the socially responsible investment community. The Trustees considered the information they had received from Domini concerning the professional experience of its research team. They noted that the senior members of Domini’s research team had years of experience in the development and application of environmental and social investment standards. The terms of each Management Agreement were also reviewed by the Trustees. It was noted that no change to services was proposed. In addition, they considered Domini’s compliance record. The Trustees also noted that, on a regular basis, they receive information from the Trust’s Chief Compliance Officer (CCO) regarding Domini’s compliance policies and procedures, including its Code of Ethics. The Trustees also took into account that the scope of services provided by Domini and the undertakings required of Domini in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, valuation of portfolio securities, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market, and other developments. They also considered the quality of Domini’s compliance oversight program with respect to the Funds’ service providers, including each Fund’s submanager. They also considered both the investment advisory services and the nature, quality, and extent of the administrative and other non-advisory services, including shareholder servicing and distribution support services that are provided to the Funds and its shareholders by Domini and its affiliates. The Board also considered the significant risks assumed by Domini in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

The Trustees noted that Domini administers each Fund’s business and other affairs pursuant to the Management Agreements, and with respect to the Equity Fund, also pursuant to a Sponsorship Agreement, and with respect to the Bond Fund, also pursuant to an Administration Agreement. It was noted that, among other things, Domini provides each Fund with office space, administrative services and personnel as are necessary for operations, and that Domini pays all of the compensation of the officers and the Trustees who are not Independent Trustees. The Trustees considered the quality of the administrative services

Domini provided to each Fund, including Domini’s role in coordinating and monitoring the activities of service providers. They noted that they were satisfied with the quality of the management and administrative services provided by Domini to each Fund, particularly Domini’s oversight of each Fund’s submanager and development and application of environmental and social investment standards.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by Domini to each Fund under the respective Management Agreement.

Performance Information. The Trustees considered the investment performance of each of the Funds. They considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. Among other performance data considered, the Trustees reviewed the investment performance of the Funds over various time periods based on data provided to them by Domini, including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year, 3-year, and since inception periods). The Trustees compared these investment returns to the returns of each Fund’s respective benchmark index for the same periods. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2025 (or, for the Sustainable Solutions Fund which commenced operations in 2020, for the 1-year and 3-year periods) to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third-party data provider.

The Board noted that while it found the data provided by the third-party data provider generally useful, the Board recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the performance peer group. The Board also took into account management’s discussion of the Morningstar categories in which the Funds were placed, including any differences between each Fund’s investment strategy and the strategy of the funds in that Fund’s respective category, as well as compared to the peer group selected by the independent third-party data provider.

Among other performance data considered, the Trustees took into account the following:

Equity Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the Equity Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 1- and 5-year periods ended January 31, 2025, and underperformed relative to the average performance of the applicable SRI peer group for the 3- and 10-year periods ended January 31, 2025. The Trustees also noted that the Fund’s Investor shares had underperformed relative to the Fund’s benchmark for the 1-, 3-, 5- and 10-year periods ended December 31, 2024, and since the change to the Fund’s investment strategy that took effect December 1, 2018.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Equity Fund.

Sustainable Solutions Fund

The Trustees noted that the Sustainable Solutions Fund commenced operations on April 1, 2020. The Trustees considered that, based on data provided by ISS Corporate Solutions, the Fund’s Institutional shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-year period ended January 31, 2025, and underperformed relative to the average performance of the applicable SRI peer group for the 3-year period ended January 31, 2025. The Trustees also noted that the Fund’s Institutional shares had outperformed relative to the Fund’s benchmark for the 1-year period and underperformed relative to the Fund’s benchmark for the 1-year, 3-year and since inception periods ended December 31, 2024.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Board also noted the Fund’s more recent relative performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Sustainable Solutions Fund.

International Equity Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the International Equity Fund’s Institutional shares had outperformed relative to the average performance of the applicable SRI peer group for the 1- and 3- year periods ended January 31, 2025 and underperformed relative to the average performance of the applicable SRI peer group for the 5- and 10-year periods ended January 31, 2025. The Trustees also noted that the Fund’s Institutional shares had outperformed relative to the Fund’s benchmark for the 1- and 3-year periods ended December 31, 2024, and underperformed relative to the Fund’s benchmark for the 5- and 10-year periods ended December 31, 2024.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark over various periods, including the performance of its quantitative model, the impact of current market conditions on the Fund’s investment style and took into account management’s discussion of the Fund’s performance over the longer term, including any actions taken to address the Fund’s performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the International Equity Fund.

Bond Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the Bond Fund’s Institutional shares had outperformed relative to the average performance of the applicable SRI peer group for the 5- and 10-year periods ended January 31, 2025, and underperformed relative to the average performance of the applicable SRI peer group for the 1- and 3-year periods ended January 31, 2025. The Trustees noted that the Bond Fund’s Institutional shares had underperformed relative to the average performance of the non-SRI peer group for the 1-, 3-, and 10-year periods and outperformed relative to the average performance of the non-SRI peer group for the 5-year period ended January 31, 2025. The Trustees also noted that the Fund’s Institutional shares had outperformed relative to the Fund’s benchmark for the 1-, 5- and 10-year periods ended December 31, 2024, and underperformed relative to the Fund’s benchmark for 3-year period ended December 31, 2024.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark, including the factors that contributed to the Fund’s performance including current and past market conditions and the peer group in which it was placed, as well as the Fund’s overall performance history over the longer term. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Bond Fund.

Fees and Other Expenses. The Trustees considered the management fees paid by each Fund to Domini, the submanagement fees paid by Domini to each Fund’s submanager with respect to each Fund and the portion of the fees retained by Domini, in each case in light of the services rendered for those amounts and the risks undertaken by Domini. The Trustees also considered the sponsorship fee rate paid by the Equity Fund to Domini under the Sponsorship Agreement and the administrative fee paid by the Bond Fund to Domini under the Administration Agreement and the services provided under each such agreement.

The Trustees also considered the information provided to them by ISS Corporate Solutions, including data relating to the level of each Fund’s management fee (aggregate of any sponsorship or administrative fee, as applicable) versus the aggregate management fee (which includes advisory and administrative fees) for the relevant ISS Corporate Solutions, peer groups of SRI and non-SRI funds (for the Bond Fund), as applicable, and compared each Fund’s total expense ratio to the total expense ratio of those peers, after giving effect to applicable contractual fee waiver arrangement. The Trustees also considered that Domini (and not the Funds) pays each Fund’s submanager from its advisory fee. The Board also considered the investment advisory fee charged by Domini to any of the Funds having similar investment mandates, if any.

Among other expense data considered, the Trustees took into account the following:

Equity Fund

Based on the information provided by ISS Corporate Solutions, the Trustees noted that the aggregate management fees for the Equity Fund were the same as the median and lower than the average aggregate management fees of the Fund’s SRI peer group. They also considered that the total expense ratio of the Equity Fund’s Investor shares was lower than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

Sustainable Solutions Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the Sustainable Solutions Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the Sustainable Solutions Fund’s Institutional shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements. The Trustees considered additional contractual expense waiver arrangements that would be effective as of November 30, 2025.

International Equity Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the International Equity Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Equity Fund’s Institutional shares, was higher than the median and the average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements. The Trustees considered a reduction in the Fund’s management fee that went into effect as of August 1, 2024.

Bond Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the Bond Fund were higher than the median and average aggregate management fees of the relevant SRI and non-SRI peer groups. They also noted that the total expense ratio of the Bond Fund’s Institutional shares was higher than the median and average total expense ratios of the SRI and non-SRI peer groups, in each case after giving effect to the applicable contractual expense waiver arrangements.

The Board took into account management’s discussion of each Funds’ expenses, including the differences between the amount of those expenses and the expenses borne by the funds in the Fund’s peer group, as well as the impact of the size of the Domini Fund complex on expenses relative to the expenses of the funds in the Fund’s peer group. The Board also took into account the level and type of services provided by Domini to the Funds. The Board also noted management’s discussion of the management fee structure with respect to each Fund and considered that Domini was waiving and/or reimbursing certain expenses for each of the Funds. The Board also took into account other comparative data compiled from Morningstar related to the Funds’ fees and expenses.

Based on the foregoing, the Trustees concluded that management fees payable by each of the Funds were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Management Agreement with respect to each Fund.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its management relationship with each Fund and sponsorship relationship with the Equity Fund and administrative relationship with the Bond Fund for the 2024 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed the financial results realized by Domini in connection with the operations of each Fund for December 31, 2024. The Trustees also noted that Domini paid the submanagement fees for each of the Funds out of the management fees that it received from each Fund. The Trustees also considered that Domini had entered into expense limitation arrangements with respect to the Funds. The Board also took into account the risks that Domini assumes as each Fund’s Adviser, including entrepreneurial, operational, reputational, litigation and regulatory risk. The Trustees concluded that they were satisfied that the level of profitability of Domini and its affiliates, if any, with respect to the services provided to each Fund was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Domini as each Fund’s assets increased and the extent to which such economies of scale were reflected in the fees charged with respect to each Fund under the Management Agreements. The Trustees noted that there were breakpoints in the fee schedules with respect to each Fund. The Trustees concluded that breakpoints were an effective way to share economies of scale and that this was a positive factor in support of the approval of the continuance of the Management Agreement with respect to each Fund.

Other Benefits. The Trustees considered the other benefits that Domini and its affiliates receive from their relationship with each Fund. The Trustees also considered the fees payable to Domini under the Sponsorship Agreement and Administration Agreement. The Trustees considered the brokerage practices of Domini and noted that, based on information provided to them, Domini does not currently receive the benefits of soft dollar commissions with respect to the Funds. The Trustees also considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the Funds. The Trustees concluded that the benefits received by Domini and its affiliates were reasonable in the context of the relationship between Domini and each of the Funds, and supported the approval of the continuance of the Management Agreement with respect to each Fund.

APPROVAL OF THE SUBMANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Submanagement Agreements with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to SSGA, Wellington Management, and the Submanagement Agreements is an ongoing one. In evaluating the Submanagement Agreements, the Trustees took into account their knowledge of SSGA and Wellington Management, and each of their services and the Funds resulting from the Trustees meetings and other information and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Trustees also took into account the recommendations and performance evaluations of Domini with respect to SSGA and Wellington Management and considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry). The Board considered renewal of the Submanagement Agreement with respect to each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Submanagement Agreements and discussed the proposed continuation of the Submanagement Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by SSGA and Wellington Management related to the applicable Submanagement Agreement with respect to each Fund, including the Submanagement Agreement, SSGA’s and Wellington Management’s Form ADV, a description of each firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of SSGA and Wellington Management and each firm’s ability to provide the services required under the applicable Submanagement Agreement, an overview of the personnel that perform services for each Fund, and SSGA and Wellington Management’s compliance policies and procedures. The Board also considered SSGA’s and Wellington Management’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity, and disaster recovery.

The Trustees reviewed the terms of each Submanagement Agreement and considered the scope and quality of the services provided by SSGA and Wellington Management to each Fund under the respective Submanagement Agreement. The Trustees noted that pursuant to each Submanagement Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, which it does including by engaging and overseeing the activities of SSGA and Wellington Management, as applicable. It was noted, with respect to the Equity Fund and Sustainable Solutions Fund, that Domini applies its environmental and social standards to select such Fund’s investments and that SSGA, the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted with respect to the International Equity Fund and Bond Fund, that Domini applies its environmental and social standards to a universe of securities provided by Wellington Management with respect to each Fund and that Wellington Management provides the day-to-day portfolio management of each Fund, including making purchases and sales of securities consistent with each Fund’s investment objective and policies and Domini’s environmental and social standards.

The Trustees then considered the professional experience, tenure, and qualifications of the portfolio management team of each Fund and the other senior personnel at SSGA and Wellington Management. They also reviewed SSGA and Wellington Management’s compliance record. The Trustees also noted that, on a regular basis, it receives information from the Trust’s Chief Compliance Officer (CCO) regarding SSGA and Wellington Management’s compliance policies and procedures, including its Code of Ethics. The Trustees noted that there were no material changes to the teams providing services to each Fund. The Trustees also received information with respect to SSGA and Wellington Management’s brokerage policies and practices, including with respect to best execution and soft dollars. The terms of the Submanagement Agreements were also reviewed by the Trustees.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by SSGA and Wellington Management to each Fund under the applicable Submanagement Agreement.

Performance Information. As noted above, the Trustees considered the investment performance of each Fund over various time periods based on data provided by Domini including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year, 3-year, and since inception periods). This information was compared to performance information with respect to each Fund’s respective benchmark. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2025 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year and 3-year periods), to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third-party data provider. The Trustees also took into account Domini’s evaluation of SSGA’s and Wellington Management’s performance with respect to each Fund.

The Trustees concluded that they had continued confidence in SSGA’s and Wellington Management’s overall capability to manage the respective Funds for which they served as Submanager.

Fees and Other Expenses. The Trustees considered the submanagement fees paid by Domini to SSGA and Wellington Management under the Submanagement Agreement with respect to each Fund. The Trustees noted that each Submanagement Agreement had been negotiated at arms-length between Domini and SSGA or Wellington Management, as applicable. The Trustees noted SSGA’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Equity Fund or the Sustainable Solutions Fund, because of the unique investment approach applied to such Funds (combining investment selection from Domini and trade implementation and management of short-term investments by SSGA). The Trustees noted Wellington Management’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the International Equity Fund or the Bond Fund because of the unique investment approach applied to such Funds (combining proprietary analysis from Domini and Wellington Management). The Trustees also compared SSGA’s and Wellington Management’s fee with respect to each Fund against the other Funds and took into account the different investment strategies of each Fund. The Trustees also noted the comparative sub-advisory fee information, as available, in the report provided by ISS Corporate Solutions, with respect to each Fund. The Trustees considered a reduction in the submanagement fee for the International Equity Fund that went into effect as of August 1, 2024. The Trustees noted that, with respect to each Fund, Domini (and not the applicable Fund) pays SSGA and Wellington Management from its management fee and that they had reviewed the management fee and comparative fee information in connection with their consideration of the Management Agreement with respect to each Fund.

The Trustees determined, based on the nature and quality of the services provided by SSGA and Wellington Management, and in light of the preceding factors, that the fees paid by Domini to SSGA and Wellington Management with respect to each Fund were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Submanagement Agreement with respect to each Fund.

Costs of Services Provided and Profitability.

Equity Fund and Sustainable Solutions Fund

The Trustees reviewed financial information provided by SSGA, including a summary profitability statement which identified the revenues and expenses generated by the Funds as separate items. Based on the allocation methodology described and information provided, the Trustees concluded that they were satisfied that SSGA’s level of profitability with respect to services provided to the Fund was not excessive. However, the Board also took into account that each Submanagement Agreement was negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to SSGA from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by SSGA was not a material factor in the Board consideration.

International Equity Fund and Bond Fund

The Trustees reviewed financial information provided by Wellington Management, including a pro-forma income statement. Based on the information provided, the Trustees concluded that they were satisfied that Wellington Management’s level of profitability with respect to services provided to that Fund was not excessive. However, the Board also took into account that the Submanagement Agreements were negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to Wellington Management from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by Wellington Management was not a material factor in the Board consideration.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by SSGA and Wellington Management as the assets in each Fund increased and the extent to which economies of scale were reflected in the fee schedule for that Fund under each Submanagement Agreement. The Trustees noted that the submanagement fees are paid by Domini and not the Fund. However, the Trustees noted the breakpoints in fees payable under each Submanagement Agreement with respect to each Fund, as well as breakpoints in the fees payable to Domini under the Management Agreement for each Fund, and concluded that such breakpoints were an effective way to share economies of scale with shareholders as the assets in each Fund grew and supported the approval of the applicable Submanagement Agreement.

Other Benefits. The Trustees considered the other benefits that SSGA and Wellington Management and their respective affiliates received from their relationship with the Funds. The Board noted that one of

SSGA’s affiliates currently serves as the Funds’ Custodian. The Board noted that none of Wellington Management or any of its affiliates provided any other services to the Funds. The Trustees also considered the brokerage practices of SSGA and Wellington Management, including each entity’s use of soft dollar arrangements. In addition, the Trustees considered the intangible benefits that accrued to SSGA and Wellington Management and their respective affiliates by virtue of their relationship with the Funds.

The Trustees concluded that the benefits received by SSGA, Wellington Management, and their respective affiliates were reasonable in the context of the relationship between SSGA or Wellington Management, and each applicable Fund, and supported the approval of the Submanagement Agreement with respect to each Fund.

* * * * * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Agreements would be in the best interest of each respective Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, respectively, for an additional one-year period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the Registrant during the period covered by the report to the Registrant’s Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Basis for Approval of Advisory Contracts is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Danielle Thebeau, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Thebeau determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including the Ms. Laible and Ms. Thebeau, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1) The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Not applicable

(a)(3) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(4) Not applicable

(b) A certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the President (Principal Executive Officer) and the Treasurer (Principal Financial Officer) of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 6, 2025

By:	/s/ Danielle Thebeau
Danielle Thebeau
Treasurer (Principal Financial Officer)

Date: October 6, 2025